[PHOTO]

                                          Gartmore Global Technology
                                          and Communications Fund

                                          Gartmore Emerging Markets Fund

                                          Gartmore International Growth Fund

                                          Gartmore Global Leaders Fund

                                          Gartmore International
                                          Small Cap Growth Fund

Nationwide Family of Funds Semi-Annual Report 2001

GARTMORE GLOBAL PARTNERS
NATIONWIDE
FAMILY OF FUNDS [LOGO]

                    SEMIANNUAL MESSAGE TO SHAREHOLDERS
                    APRIL 30, 2001
[PHOTO]             PAUL J. HONDROS
                    PRESIDENT, CHIEF EXECUTIVE OFFICER
                    VILLANOVA CAPITAL




         The intense market volatility that began in 2000 continued into the first months of 2001, due in large part to negative earnings expectations. These earnings disappointments were reflected in the performance of major market benchmarks. During the six-month period ended April 30, 2001, the S&P 500 Index dropped 12.07%, while the Nasdaq was down 37.11%.

         In response to the negative market conditions, the Federal Reserve stimulated the economy by easing interest rates four times between January and April 2001 (a fifth rate reduction occurred in May). While the Fed's actions ultimately gave the markets a lift--the S&P 500 was up 7.77% in April--earnings reports will have to improve before investors can consider the economy and the markets truly on the road to recovery.

         The markets' continued volatility has served to remind investors of the advantages of maintaining a diversified portfolio of stocks (growth, value, international) and bonds. By focusing on their investment goals, risk comfort, and time horizon, investors can create an appropriate mix of asset classes and styles, giving them the potential to reduce overall risk, which can lead to more consistent returns.


GLOBAL INVESTMENT RESOURCES

         As a provider of asset management services, we recognize the importance of offering a broad selection of funds that allow investors to fully diversify across a variety of styles and risk mandates. Over the past six months, we have expanded our investment resources and capabilities. We believe these steps position us better to help our clients preserve and grow their investments.

- In 2001, we announced a significant expansion in our investment resources with THE COMBINATION OF THE VILLANOVA CAPITAL AND GARTMORE INVESTMENT MANAGEMENT PLC INVESTMENT TEAMS under the leadership of A SINGLE GLOBAL CHIEF INVESTMENT OFFICER, PETER CHAMBERS. (Gartmore, our London-based affiliate, was acquired by Nationwide Mutual in May 2000.)

- GARTMORE'S U.S. EQUITY TEAM, formerly based in London, HAS JOINED OUR U.S. INVESTMENT TEAM AT OUR SUBURBAN PHILADELPHIA HEADQUARTERS.

- We have also added a number of talented individuals --including PAUL CLUSKEY, a highly regarded health care portfolio manager, and SEVERAL EXPERIENCED ANALYSTS--to our portfolio management team.

         This expansion of our investment resources offers significant advantages to our clients:

- ACCESS TO GLOBAL INVESTMENT RESOURCES. As many as 170 investment professionals in the U.S., the U.K., and Asia working to find THE "BEST GLOBAL INVESTMENT IDEAS."

- SHARED INVESTMENT PROCESS. Our investment teams work with a shared goal: TO IDENTIFY UNEXPECTED GROWTH OPPORTUNITIES around the world.

                                    [PHOTO]

- WORLDWIDE TRADING SYSTEM. Our trading desks, situated around the globe, are well-positioned to seek THE BEST AND MOST TIMELY PRICES IN LOCAL TIME ZONES AND IN LOCAL MARKETS.

         With an integrated, expanded investment team, we can now leverage the global expertise of our two organizations to seek superior results for our shareholders.

BROADER INVESTMENT SELECTION FOR U.S. INVESTORS

         Another important aspect of our partnership with Gartmore has been the joint development of innovative, new products for U.S. investors. In 2000, we introduced several growth equity funds that are subadvised by Gartmore Global Partners, Gartmore's U.S. subsidiary. We plan to continue that strategy in the second half of 2001 with the introduction of several new international, sector, concentrated and other specialty portfolios.

         One specialty area of interest is health care. To head up our efforts in that sector, we hired Paul Cluskey, who had previously been co-lead manager for the Nicholas-Applegate Global Health Care Fund. We believe that health care, medical technology, and biotechnology are critical industries that will continue to present significant investment opportunities for investors in the new millennium.


OUR FUNDS IN REVIEW

   Recent turbulent markets at home and overseas are reflected in the performance of our Gartmore international equity funds. All five funds posted negative returns for the six-month period ended April 30, 2001.*

LOOKING AHEAD

   We expect the next few years will offer investors a more challenging investment environment than we saw in the latter part of the 1990s. To prepare for these challenges--and the opportunities that accompany them--we will continue to invest in the people and processes that we believe will deliver global expertise, diversification, and performance to our fund shareholders.

   Whatever the markets hold for us, we remain steadfast in our goal: to provide our fund shareholders with competitive returns on a risk-adjusted basis across a broad range of investment solutions.

   We look forward to continuing to work with our shareholders to help them achieve their investment goals.




/s/ Paul J. Hondros
  ----------------------------------------
Paul J. Hondros

--------------------------------------------------------------------------------

* Performance does not reflect sales charge and assumes reinvestment of dividends. For more complete information, including net performance and specific risks associated with the fund, please refer to pages 5-19.


CONTENTS



1  MESSAGE TO SHAREHOLDERS           11 GARTMORE INTERNATIONAL GROWTH       26  STATEMENTS OF OPERATIONS
                                        FUND
2  FUND HIGHLIGHTS                                                          28  STATEMENTS OF CHANGES IN
                                     16 GARTMORE GLOBAL LEADERS FUND            NET ASSETS
5  GARTMORE GLOBAL TECHNOLOGY
   AND COMMUNICATIONS FUND           19 GARTMORE INTERNATIONAL SMALL        30  FINANCIAL HIGHLIGHTS
                                        CAP GROWTH FUND
8  GARTMORE EMERGING MARKETS                                                35  NOTES TO FINANCIAL STATEMENTS
   FUND                              24 STATEMENTS OF ASSETS AND
                                        LIABILITIES

                                    [PHOTO]

GARTMORE FUND HIGHLIGHTS
-------------------------------------------------------------------------------

GARTMORE GLOBAL TECHNOLOGY AND
COMMUNICATIONS FUND

INVESTMENT STRATEGY

         The Fund seeks long-term capital appreciation by investing in equity securities of companies of all sizes, specifically targeting the technology and communications sector, located around the world, including the United States.

PORTFOLIO MANAGER
Aaron Harris


TOP TEN HOLDINGS*
(Composite Subject to Change)

AS OF APRIL 30, 2001                                            % OF NET ASSETS
===============================================================================
Siebel Systems, Inc.                                               4.06%
Computers-Integrated Systems
--------------------------------------------------------------------------------
ONI Systems Corp.                                                  2.93%
Networking
--------------------------------------------------------------------------------
Comcast Corp. Special Class A                                      2.84%
Entertainment
--------------------------------------------------------------------------------
Dell Computer Corp.                                                2.69%
Computer
--------------------------------------------------------------------------------
eBay, Inc.                                                         2.69%
Computer
--------------------------------------------------------------------------------
NVIDIA Corp.                                                       2.68%
Semiconductors
--------------------------------------------------------------------------------
Apple Computer, Inc.                                               2.66%
Computer
--------------------------------------------------------------------------------
Mercury Interactive Corp.                                          2.63%
Computer Software
--------------------------------------------------------------------------------
UTStarcom, Inc.                                                    2.60%
Telecommunications
--------------------------------------------------------------------------------
Datacraft Asia Ltd.                                                2.58%
Telecom Equipment
--------------------------------------------------------------------------------


GARTMORE EMERGING MARKETS FUND

INVESTMENT STRATEGY

   The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries. The Fund's investment managers select regions or countries, and companies that they believe have the potential to deliver unexpected earnings growth.

PORTFOLIO MANAGERS

Christopher Palmer, CFA and Philip Ehrmann from Gartmore Global Partners, subadviser to the Fund.


TOP TEN HOLDINGS*
(Composite Subject to Change)

AS OF APRIL 30, 2001                                            % OF NET ASSETS
===============================================================================
SK Telecom Co. Ltd. ADR                                                5.24%
Telecommunications
--------------------------------------------------------------------------------
Carso Global Telecom ADR                                               4.99%
Telecommunications
--------------------------------------------------------------------------------
Tatneft ADR                                                            3.99%
Oil & Gas
--------------------------------------------------------------------------------
China Mobile (Hong Kong) Ltd. ADR                                      3.74%
Telecommunications
--------------------------------------------------------------------------------
Samsung Electronics Co. Ltd. GDR                                       3.40%
Electronics
--------------------------------------------------------------------------------
Hyundai Motor Co. Ltd. GDR                                             3.39%
Automobile
--------------------------------------------------------------------------------
Shinhan Bank GDR                                                       3.36%
Banking
--------------------------------------------------------------------------------
Siam Commercial Bank Public Co. Ltd.                                   2.98%
Financial Services
--------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.                                 2.87%
Ltd. ADR
Semiconductors
--------------------------------------------------------------------------------
United Microelectronics Corp. ADR                                      2.84%
Electronics
--------------------------------------------------------------------------------

* EXCLUDES SHORT-TERM INVESTMENTS, CASH, AND CASH EQUIVALENTS.


2 NATIONWIDE

GARTMORE FUND HIGHLIGHTS                                                [PHOTO]
-------------------------------------------------------------------------------


GARTMORE INTERNATIONAL GROWTH FUND

INVESTMENT STRATEGY

         The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in Europe, Australia, the Far East and other regions, including developing countries. The Fund's investment manager selects regions or countries, and companies that he believes have the potential for unexpected growth.

PORTFOLIO MANAGER
Stephen Watson of Gartmore Global Partners, subadviser to the Fund.


TOP TEN HOLDINGS*
(Composite Subject to Change)

AS OF APRIL 30, 2001                                           % OF NET ASSETS
================================================================================
Total Fina Elf SA                                                       2.77%
Oil & Gas
--------------------------------------------------------------------------------
Nokia Oyj                                                               2.30%
Telecommunications Equipment
Manufacturer
--------------------------------------------------------------------------------
Marconi PLC                                                             2.21%
Telecommunicatons
--------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                        2.11%
Banking
--------------------------------------------------------------------------------
Vodafone Group PLC                                                      1.94%
Telecommunications
--------------------------------------------------------------------------------
Royal Dutch Petroleum Co.                                               1.80%
Oil & Gas
--------------------------------------------------------------------------------
Cordiant Communications Group                                           1.65%
Multi-Media
--------------------------------------------------------------------------------
Orange SA                                                               1.64%
Telecommunications
--------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                             1.64%
Automotive
--------------------------------------------------------------------------------
Prudential Corp. PLC                                                    1.61%
Insurance
--------------------------------------------------------------------------------

GARTMORE GLOBAL LEADERS FUND

INVESTMENT STRATEGY

   The Fund seeks long-term capital growth by investing primarily in equity securities of global leaders. A global leader is defined as a company with a strong and improving franchise that is well-positioned to take advantage of growth opportunities in its industry. The portfolio management team uses a sector approach and looks to identify those companies within industries with a strong and competitive advantage in key growth segments. The team then seeks to identify which of these companies have earnings growth potential greater than that expected by the stock market.

PORTFOLIO MANAGERS
Gary Smith; Brian O'Neill; and Neil Rogan, from Gartmore Global Partners, subadviser to the Fund.


TOP TEN HOLDINGS*
(Composite Subject to Change)

AS OF APRIL 30, 2001                                            % OF NET ASSETS
================================================================================
Exxon Mobil Corp.                                                       2.71%
Oil & Gas
--------------------------------------------------------------------------------
General Electric Co.                                                    2.10%
Manufacturing
--------------------------------------------------------------------------------
Calpine Corp.                                                           2.03%
Utilities
--------------------------------------------------------------------------------
Philip Morris Co., Inc.                                                 1.92%
Consumer Goods
--------------------------------------------------------------------------------
Total Fina Elf SA                                                       1.90%
Oil & Gas
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                               1.89%
Financial Services
--------------------------------------------------------------------------------
Constellation Energy Group                                              1.82%
Utilities
--------------------------------------------------------------------------------
Verizon Communications, Inc.                                            1.82%
Telecommunications
--------------------------------------------------------------------------------
News Corp. Ltd.                                                         1.82%
Multi-Media
--------------------------------------------------------------------------------
Shell Transportation & Trading Co. PLC                                  1.81%
Oil & Gas
--------------------------------------------------------------------------------

* EXCLUDES SHORT-TERM INVESTMENTS, CASH, AND CASH EQUIVALENTS.


                                                                    NATIONWIDE 3

GARTMORE FUND HIGHLIGHTS
-------------------------------------------------------------------------------

GARTMORE INTERNATIONAL SMALL CAP GROWTH FUND

INVESTMENT STRATEGY

   The Fund seeks long-term capital growth by investing primarily in equity securities of small capitalization companies that are located outside of the U.S. The Fund focuses on regions or countries, and companies Gartmore Global Partners, as the subadviser, believes have the potential to exceed market growth expectations.

PORTFOLIO MANAGERS
A team of international small cap specialists from Gartmore Global Partners, subadviser to the Fund.


TOP TEN HOLDINGS*
(Composite Subject to Change)

AS OF APRIL 30, 2001                                           % OF NET ASSETS
================================================================================
Stedim SA                                                             1.78%
Pharmaceuticals
--------------------------------------------------------------------------------
Permasteelisa SpA                                                     1.71%
Engineering
--------------------------------------------------------------------------------
Fugro NV                                                              1.69%
Engineering
--------------------------------------------------------------------------------
Rhoen-Klinikum AG                                                     1.61%
Healthcare
--------------------------------------------------------------------------------
Rigiflex International                                                1.54%
Machinery & Equipment
--------------------------------------------------------------------------------
Techem AG                                                             1.36%
Electronics
--------------------------------------------------------------------------------
Nestor Healthcare Group PLC                                           1.34%
Healthcare
--------------------------------------------------------------------------------
Katokichi Co. Ltd.                                                    1.29%
Food & Beverage
--------------------------------------------------------------------------------
Otsuka Kagu Ltd.                                                      1.28%
Luxury Goods
--------------------------------------------------------------------------------
Interpump Group SpA                                                   1.27%
Manufacturing
--------------------------------------------------------------------------------


* EXCLUDES SHORT-TERM INVESTMENTS, CASH, AND CASH EQUIVALENTS.


4 NATIONWIDE

GARTMORE FUNDS                                                      [PHOTO]
-------------------------------------------------------------------------------
GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK?
   For the six-month period ended April 30, 2001, the Gartmore Global Technology and Communications Fund returned -47.72%(a) versus -34.55% for the Morgan Stanley High-Tech Index, its benchmark.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?
   Our emphasis on communications networking equipment and software stocks with strong earnings growth rates hurt our performance during the quarter. Given the slowing economic environment, the market was not kind to stocks with higher growth rates. Tech industries that hurt our performance included networking equipment stocks and software suppliers. We are currently concentrating on stocks within the interactive entertainment industry such as Electronic Arts and Capcom, and cable companies such as Gemstar TV Guide International.

WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR PORTFOLIO'S PERFORMANCE?+
   Major contributors included RF Micro Devices, the radio-frequency device maker; NVIDIA, the leading supplier of graphics chips and boards; eFunds, the transaction processing and risk management provider; Mercury Interactive, which manufactures testing software for e-business applications; and UTStarcom, which targets rapidly emerging markets to sell its wireless network access systems.

WHAT IS YOUR VIEW OF THE MARKET-AND YOUR FUND'S POSITION-GOING FORWARD?
   We view the technology sector as having the greatest degree of innovation worldwide and being the best positioned for favorable earnings growth. Inventory levels within the tech sector are beginning to decline, particularly within the computer and communications equipment sectors, which should stimulate growth.

   In light of current economic conditions, we are focusing on greater sector representation across the portfolio, with particular emphasis on health tech and distributions services. On a geographic basis, we are focusing on the U.S. and Japanese economies because we believe both are coming out of slow periods. We reduced our weighting in Europe, which in our opinion may be heading into a slowing period.

PORTFOLIO MANAGER: AARON HARRIS

(a) PERFORMANCE OF CLASS A SHARES WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS ARE REINVESTED. THIS FUND'S TOTAL RETURN IS IMPACTED BY INVESTMENT IN IPOS. ADDITIONALLY, THIS INVESTMENT STRATEGY MAY CAUSE THE FUND'S VOLATILITY AND PORTFOLIO TURNOVER PERCENTAGE TO INCREASE. THERE IS NO GUARANTEE THIS STRATEGY WILL ENHANCE FUND PERFORMANCE IN THE FUTURE.

PORTFOLIO MARKET VALUE $5,316,999
APRIL 30, 2001


PORTFOLIO COMPOSITION AS A PERCENTAGE OF
TOTAL INVESTMENTS+
+(Subject to Change)

Repurchase Agreement 2.8%


Common Stock 97.2%

[PIE CHART]


AGGREGATE TOTAL RETURN
(For Period Ended April 30, 2001)

              CLASS A                   CLASS B
YEARS         W/O SC**       W/SC(1)    W/O SC**        W/SC2
================================================================
Life*         -41.91%        -45.25%    -42.43%         -45.10%

                                        INSTITUTIONAL
              CLASS C***                SERVICE
YEARS         W/O SC**       W/SC(3)    CLASS(4)
==================================================================
Life*         -42.22%        -43.32%    -41.81%


ALL FIGURES SHOWING THE EFFECT OF A SALES CHARGE REFLECT THE MAXIMUM CHARGE POSSIBLE, BECAUSE IT HAS THE MOST DRAMATIC EFFECT ON PERFORMANCE DATA.

*        FUND COMMENCED OPERATIONS ON JUNE 30, 2000.
**       THESE RETURNS DO NOT REFLECT THE EFFECTS OF SALES CHARGE.
*** THESE RETURNS INCLUDE PERFORMANCE OF THE FUND THAT WAS ACHIEVED PRIOR TO THE CREATION OF THE CLASS C SHARES (MARCH 1, 2001) WHICH IS THE SAME AS THE PERFORMANCE SHOWN FOR CLASS B SHARES. THE RETURNS HAVE BEEN RESTATED FOR SALES CHARGES BUT NOT FOR FEES APPLICABLE TO CLASS C SHARES. HAD CLASS C SHARES BEEN IN EXISTENCE FOR THE TIME PERIODS PRESENTED, THE PERFORMANCE OF CLASS C SHARES WOULD HAVE BEEN SIMILAR AS A RESULT OF SIMILAR EXPENSES.
(1)      A 5.75% FRONT-END SALES CHARGE WAS DEDUCTED.
(2) A 5.00% CONTINGENT DEFERRED SALES CHARGE (CDSC) WAS DEDUCTED. THE CDSC DECLINES TO 0% AFTER 6 YEARS.
(3) A 1.00% FRONT-END SALES CHARGE WAS DEDUCTED. A CDSC OF 1.00% WAS ALSO DEDUCTED BECAUSE IT IS CHARGED WHEN YOU SELL CLASS C SHARES WITHIN THE FIRST YEAR AFTER PURCHASE.
(4)      NOT SUBJECT TO ANY SALES CHARGES.
INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.




                                                                    NATIONWIDE 5

STATEMENT OF INVESTMENTS
GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
-------------------------------------------------------------------------------
(UNAUDITED)                                                       APRIL 30, 2001


  SHARES         SECURITY                                             VALUE
COMMON STOCK (91.0%)
-------------------------------------------------------------------------------
CANADA (1.0%)
                 MANUFACTURING (1.0%)
   1,000         Ballard Power Systems, Inc.*                           $ 53,230
                                                                        --------
-------------------------------------------------------------------------------
FINLAND (1.5%)
                 TELECOM EQUIPMENT (1.5%)
   2,300         Nokia Corp. ADR                                          78,637
                                                                        --------
-------------------------------------------------------------------------------
FRANCE (1.5%)
                 COMPUTER (0.5%)
     300         Atos Origin*                                             25,267
                                                                        --------
                 MACHINERY (1.0%)
   1,900         Alstom                                                   54,744
                                                                        --------
                                                                          80,011
                                                                        --------
--------------------------------------------------------------------------------
HONG KONG (2.2%)
                COMPUTER (2.2%)
145,000         Legend Holdings Ltd.                                    115,271
                                                                        --------
-------------------------------------------------------------------------------
ISRAEL (2.1%)
                 COMPUTER SOFTWARE (2.1%)
     680         Check Point Software Technologies Ltd.*                  42,656
   2,800         Precise Software Solutions Ltd.*                         65,940
                                                                        --------
                                                                         108,596
                                                                        --------
-------------------------------------------------------------------------------
JAPAN (5.0%)
                 AUTOMOTIVE (0.5%)
   2,000         Suzuki Motor Corp.                                       25,418
                                                                        --------
                 COMPUTER SOFTWARE (0.5%)
     800         Capcom Co., Ltd.                                         24,867
                                                                        --------
                 COMPUTERS-INTEGRATED SYSTEMS (1.2%)
       3         Net One Systems Co., Ltd.                                61,441
                                                                        --------
                 ELECTRONIC COMPONENTS/INSTRUMENTS (1.5%)
   2,800         Anritsu Corp.                                            44,856
   3,000         The Furukawa Electric Co., Ltd.                          35,820
                                                                        --------
                                                                          80,676
                                                                        --------
                 TELECOMMUNICATIONS (0.4%)
       1         NTT DoCoMo, Inc.                                         20,561
                                                                        --------
                 TOYS (0.9%)
     300         Nintendo Co., Ltd.                                       48,326
                                                                        --------
                                                                         261,289
                                                                        --------
-------------------------------------------------------------------------------
NETHERLANDS (0.3%)
                 TELECOMMUNICATIONS (0.3%)
   1,400         KPNQwest NV*                                             15,502
                                                                        --------
--------------------------------------------------------------------------------
SINGAPORE (3.1%)
                 MANUFACTURING (0.5%)
   4,100         Venture Manufacturing (Singapore) Ltd.*                  28,586
                                                                        --------
                 TELECOM EQUIPMENT (2.6%)
  26,700         Datacraft Asia Ltd.                                     136,170
                                                                        --------
                                                                         164,756
                                                                        --------


  SHARES         SECURITY                                             VALUE
COMMON STOCK (CONTINUED)
-------------------------------------------------------------------------------

UNITED KINGDOM (2.3%)
                 COMPUTERS-INTEGRATED SYSTEMS (1.7%)
  19,000         Dimension Data Holdings PLC*                           $ 89,984
                                                                        --------
                 TELECOM EQUIPMENT (0.6%)
   4,997         Spirent PLC                                              29,457
                                                                        --------
                                                                         119,441
                                                                        --------
-------------------------------------------------------------------------------
UNITED STATES (72.0%)
                 COMPUTER (12.4%)
   1,100         Advent Software, Inc.*                                   61,578
   5,500         Apple Computer, Inc.*                                   140,195
   5,400         Dell Computer Corp.*                                    141,966
   2,810         eBay, Inc.*                                             141,849
   4,300         Legato Systems, Inc.*                                    56,889
   1,000         Micromuse, Inc.*                                         49,500
   2,600         Peregrine Systems, Inc.*                                 67,028
                                                                        --------
                                                                         659,005
                                                                        --------
                 COMPUTER HARDWARE (2.7%)
   2,900         Pemstar, Inc.*                                           29,000
   1,900         VERITAS Software Corp.*                                 113,259
                                                                        --------
                                                                         142,259
                                                                        --------
                 COMPUTER SOFTWARE (10.1%)
   4,790         Aremissoft Corp.*                                        85,262
   2,800         Manugistics Group, Inc.*                                 94,976
   2,100         Mercury Interactive Corp.*                              138,915
   1,030         Microsoft Corp.*                                         69,783
   1,800         PeopleSoft, Inc.*                                        66,672
   1,480         Verisign, Inc.*                                          75,894
                                                                        --------
                                                                         531,502
                                                                        --------
                 COMPUTERS-INTEGRATED SYSTEMS (8.5%)
   4,700         Siebel Systems, Inc.*                                   214,226
   2,300         Sungard Data Systems, Inc.*                             127,121
   2,200         The BISYS Group, Inc.*                                  106,040
                                                                        --------
                                                                         447,387
                                                                        --------
                 DATA PROCESSING & REPRODUCTION (2.2%)
   1,050         Automatic Data Processing, Inc.                          56,963
   3,100         eFunds Corp.*                                            60,450
                                                                        --------
                                                                         117,413
                                                                        --------
                 ENTERTAINMENT (5.8%)
   3,410         Comcast Corp. Special Class A*                          149,733
   1,130         Cox Communications, Inc. Class A*                        51,426
   1,600         Gemstar-TV Guide International, Inc.*                    66,432
     500         L-3 Communications Holdings, Inc.*                       38,625
                                                                        --------
                                                                         306,216
                                                                        --------
                 HEALTHCARE (5.7%)
     800         AmeriSource Health Corp. Class A*                        43,200
     600         Forest Laboratories, Inc.*                               36,690
     700         Genentech, Inc.*                                         36,750
     200         Human Genome Sciences, Inc.*                             12,846
   1,900         IVAX Corp.*                                              76,095
     400         MedImmune, Inc.*                                         15,660
     500         Merck & Co., Inc.                                        37,985
     300         Millenium Pharmaceuticals, Inc.*                         11,160
   1,400         Quintiles Transnational Corp.*                           28,770
                                                                        --------
                                                                         299,156
                                                                        --------
                 NETWORKING (2.9%)
   4,300         ONI Systems Corp.*                                      154,499
                                                                        --------


                                   CONTINUED

6  NATIONWIDE

STATEMENT OF INVESTMENTS
GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND (CONTINUED)           [PHOTO]
--------------------------------------------------------------------------------
(UNAUDITED)                             APRIL 30, 2001

SHARES                   SECURITY                        VALUE
COMMON STOCK (CONTINUED)
-------------------------------------------------------------------------------
UNITED STATES (CONTINUED)

           SEMICONDUCTORS  (6.6%)
   3,200   Micrel, Inc.*                              $  108,672
     400   Micron Technology, Inc.*                       18,152
   1,700   NVIDIA Corp.*                                 141,610
   2,300   Transmeta Corp.*                               40,112
   1,400   TriQuint Semiconductor, Inc.*                  40,642
                                                       ---------
                                                         349,188
                                                       ---------
           TELECOM EQUIPMENT  (4.2%)
     800   Centillium Communications, Inc.*               22,240
   1,700   QUALCOMM, Inc.*                                97,512
   3,400   RF Micro Devices, Inc.*                        99,892
                                                       ---------
                                                         219,644
                                                       ---------
           TELECOMMUNICATIONS (5.2%)
     700   Scientific-Atlanta, Inc.                       40,411
   5,500   UTStarcom, Inc.*                              137,280
   5,300   WorldCom, Inc.*                                96,725
                                                       ---------
                                                         274,416
                                                       ---------
           UTILITIES (5.7%)
   1,500   C&D Technologies, Inc.                         53,220
   1,700   Calpine Corp.*                                 96,883
     330   Dominion Resources, Inc.                       22,602
   1,000   Fuelcell Energy, Inc.*                         68,900
   1,470   Mirant Corp.*                                  59,976
                                                       ---------
                                                         301,581
                                                       ---------
                                                       3,802,266
                                                       ---------
TOTAL COMMON STOCK                                     4,798,999
                                                       ---------

PRINCIPAL          SECURITY                             VALUE
REPURCHASE AGREEMENT  (9.8%)
--------------------------------------------------------------------------------
$518,000   Fifth Third Bank, 4.40%, 05/01/01,            518,000
           (Collateralized by FNMB)                    ---------

TOTAL REPURCHASE AGREEMENT                               518,000
                                                       ---------
TOTAL INVESTMENTS (Cost $5,171,780)(a) - (100.8%)      5,316,999
LIABILITIES IN EXCESS OF OTHER ASSETS - (-0.8%)          (41,744)
                                                       ---------
TOTAL NET ASSETS - (100.0%)                           $5,275,255
                                                       =========

(a) REPRESENTS COST FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES AND DIFFERS FROM VALUE BY NET UNREALIZED APPRECIATION OF SECURITIES AS FOLLOWS:


     UNREALIZED APPRECIATION            $ 419,592
     UNREALIZED DEPRECIATION             (274,373)
                                        ---------
     NET UNREALIZED APPRECIATION        $ 145,219
                                        =========
* DENOTES A NON-INCOME PRODUCING SECURITY.

ADR    American Depository Receipt
FNMB   Federal National Mortgage Bank


SEE NOTES TO FINANCIAL STATEMENTS.



                                                                   NATIONWIDE 7

GARTMORE FUNDS                                                           [PHOTO]
--------------------------------------------------------------------------------
GARTMORE EMERGING MARKETS FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK?
   For the six-month period ended April 30, 2001, the Gartmore
Emerging Markets Fund returned -6.78%(a) versus -5.47% for the S&P/IFC Investables Index, its benchmark.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?
   Performance was hurt by our emphasis on technology and telecommunications stocks across the emerging markets universe, although there were notable exceptions in Korea and India. On the positive side, the Fund's asset allocation strategy benefited performance. In particular, the Fund avoided some of the worst performing markets such as Indonesia and Malaysia; the Fund remained considerably underweighted in poorer performing markets such as Greece and Turkey. An overweighted exposure to Korea helped as that market rebounded after a period of decline.

WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR PORTFOLIO'S PERFORMANCE?+
   The top performer was the Brazilian aircraft manufacturer Embraer, which outperformed the Index by 66.28%. Embraer benefited from a strong order backlog and expectations of improved margins. The worst performer was Israel's Tioga Technologies, which fell 69.28% relative to the Index. Israeli technology stocks fell in line with global technology stocks; however, the decline was exacerbated by Israel's deteriorating political outlook. Of our top holdings, Korea's Hyundai Motor strongly outperformed the Index, helped by a strong auto export market. Mexico's Carso Global Telecom, Korea's SK Telecom, and China Mobile suffered from the telecommunications sell-off, while Russia's Tatneft fell back on recent weakness in the oil market.

WHAT IS YOUR VIEW OF THE MARKET-AND YOUR FUND'S POSITION-GOING FORWARD?
   During the period, the Fund continued to emphasize Mexico, Brazil, Korea, Taiwan and India. However, focus remained on stock selection. We have increased exposure to cyclical holdings as we anticipate improved global growth following rate cuts in the U.S. This is reflected through two key additions. We added Alfa, a Mexican-based company operating primarily in petrochemical, steel, synthetic fiber and food industries. The company is trading at a large discount to perceived intrinsic value despite being one of the better-positioned stocks in the industry to benefit from an upturn in the U.S. economy. In Brazil, we added Copel, a government-controlled electricity producer that is diversifying into the natural gas and telecommunications markets and is in the process of being privatized. We reduced telecommunications exposure in Brazil through the disposal of Telesp Celular; this reflected short-term concerns over local competitive pressures.
   We do not anticipate major changes to our regional/country asset allocation strategy; sector/stock selection will continue to focus on high-growth companies with improving long-term growth prospects.

PORTFOLIO MANAGER: GARTMORE GLOBAL PARTNERS-SUBADVISER

(a)PERFORMANCE OF CLASS A SHARES WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS ARE REINVESTED.

PORTFOLIO MARKET VALUE $4,083,151
APRIL 30, 2001

PORTFOLIO COMPOSITION AS A PERCENTAGE OF
TOTAL INVESTMENTS+
+(Subject to Change)
                 [PIE CHART]
Repurchase Agreement   3.8%

Common Stock          96.2%

AGGREGATE TOTAL RETURN
(For Period Ended April 30, 2001)

          CLASS A                        CLASS B
YEARS     W/O SC**         W/SC(1)       W/O SC**         W/SC(2)
================================================================================
 Life*        -24.32%         -28.67%      -24.55%        -28.32%
--------------------------------------------------------------------------------

                                         INSTITUTIONAL
          CLASS C***                       SERVICE
YEARS     W/O SC**         W/SC(3)         CLASS(4)
================================================================================
 Life*        -24.25%         -25.75%      -24.10%

ALL FIGURES SHOWING THE EFFECT OF A SALES CHARGE REFLECT THE MAXIMUM CHARGE POSSIBLE, BECAUSE IT HAS THE MOST DRAMATIC EFFECT ON PERFORMANCE DATA.
    * FUND COMMENCED OPERATIONS ON AUGUST 30, 2000.
   ** THESE RETURNS DO NOT REFLECT THE EFFECTS OF SALES CHARGE.
  *** THESE RETURNS INCLUDE PERFORMANCE OF THE FUND THAT WAS ACHIEVED PRIOR TO
      THE CREATION OF THE CLASS C SHARES (MARCH 1, 2001) WHICH IS THE SAME AS THE PERFORMANCE SHOWN FOR CLASS B SHARES. THE RETURNS HAVE BEEN RESTATED FOR SALES CHARGES BUT FOR FEES APPLICABLE TO CLASS C SHARES. HAD CLASS C SHARES BEEN IN EXISTENCE FOR THE TIME PERIODS PRESENTED, THE PERFORMANCE OF CLASS CSHARES WOULD HAVE BEEN SIMILAR AS A RESULT OF SIMILAR EXPENSES.
  (1) A 5.75% FRONT-END SALES CHARGE WAS DEDUCTED.
  (2) A 5.00% CONTINGENT DEFERRED SALES CHARGE (CDSC) WAS DEDUCTED.
      THE CDSC DECLINES TO 0% AFTER 6 YEARS.
  (3) A 1.00% FRONT-END SALES CHARGE WAS DEDUCTED.A CDSC OF 1.00% WAS ALSO DEDUCTED BECAUSE IT IS CHARGED WHEN YOU SELL CLASS C SHARES WITHIN THE FIRST YEAR AFTER PURCHASE.
  (4) NOT SUBJECT TO ANY SALES CHARGES.
INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

8  N A T I O N W I D E

STATEMENT OF INVESTMENTS GARTMORE EMERGING MARKETS FUND
--------------------------------------------------------------------------------
(UNAUDITED)                                 APRIL 30, 2001

SHARES           SECURITY                                    VALUE
COMMON STOCK  (96.8%)
--------------------------------------------------------------------------------
ARGENTINA  (1.3%)

              FINANCIAL SERVICES  (1.3%)
       3,500  Grupo Financiero Galicia SA ADR*               $ 52,325
                                                             --------

--------------------------------------------------------------------------------
BRAZIL  (13.3%)

              AIRCRAFT  (0.8%)
         700  Embraer Aircraft Corp.                           31,367
                                                             --------
              BANKING  (1.7%)
      12,000  Banco Bradesco SA ADR                            68,437
                                                             --------
              BEVERAGES  (1.8%)
       3,000  Companhia de Bebidas das Americas ADR            73,200
                                                             --------
              ELECTRIC UTILITY  (0.9%)
       4,500  Companhia Paranaense de Energia-Copel            34,875
                                                             --------
              MINING  (2.3%)
       4,000  Cia Vale Do Rio Doce ADR                         92,800
                                                             --------
              OIL & GAS  (1.2%)
       2,000  Petroleo Brasileiro SA ADR                       48,600
                                                             --------
              RETAIL  (1.3%)
       1,800  Companhia Brasileira de Distribuicao
              Grupo Pao de Acucar ADR                          51,210
                                                             --------
              TELECOMMUNICATIONS  (3.3%)
       1,200  Brasil Telecom Participacoes SA ADR              51,528
       5,000  Tele Norte Leste Participacoes SA                87,400
                                                             --------
                                                              138,928
                                                             --------
                                                              539,417
                                                             --------

--------------------------------------------------------------------------------
CHINA  (1.6%)

              OIL & GAS  (1.6%)
    310,000  Petrochina Co. Ltd.                               66,380
                                                             --------
--------------------------------------------------------------------------------
GREECE  (0.8%)

              TELECOMMUNICATIONS  (0.8%)
       3,887  STET Hellas Telecommunications SA ADR*           34,206
                                                             --------
--------------------------------------------------------------------------------
HONG KONG  (5.2%)

              CONSUMER GOODS  (0.7%)
      16,000  Shanghai Industrial Holdings Ltd.                26,465
                                                             --------
              REAL ESTATE  (0.8%)
       3,000  Cheung Kong Holdings Ltd.                        33,466
                                                             --------
              TELECOMMUNICATIONS  (3.7%)
       6,000  China Mobile (Hong Kong) Ltd.  ADR*             151,920
                                                             --------
                                                              211,851
                                                             --------

--------------------------------------------------------------------------------
HUNGARY  (2.9%)

              PHARMACEUTICALS  (1.7%)
       1,200  Gedeon Richter Rt. GDR*                          67,200
                                                             --------
              TELECOMMUNICATIONS  (1.2%)
       3,000  Magyar Tavkozlesi Rt. ADR                        50,100
                                                             --------
                                                              117,300
                                                             --------

 SHARES          SECURITY                     VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
INDIA  (6.3%)

              DIVERSIFIED  (2.0%)
       5,000  Reliance Industries Ltd. GDR                   $ 81,400
                                                             --------
              FINANCIAL SERVICES  (2.7%)
       9,100  ICICI Ltd. ADR                                  108,290
                                                             --------
              INTERNET  (0.3%)
       3,000  Satyam Infoway Ltd. ADR*                         12,450
                                                             --------
              TELECOMMUNICATIONS  (1.3%)
       8,000  Mahanager Telephone Nigam Ltd. GDR*              54,240
                                                             --------
                                                              256,380
                                                             --------
--------------------------------------------------------------------------------
ISRAEL  (1.6%)

              COMPUTER HARDWARE MANUFACTURING  (1.4%)
       7,000  M-Systems Flash Disk Pioneer Ltd.*               55,370
                                                             --------
              SEMICONDUCTORS  (0.2%)
       7,000  Tioga Technologies Ltd.*                          8,260
                                                             --------
                                                               63,630
                                                             --------
--------------------------------------------------------------------------------
KOREA  (17.0%)

              AUTOMOBILE  (3.4%)
      15,000  Hyundai Motor Co. Ltd. GDR                      137,625
                                                             --------
              BANKING  (3.4%)
       7,500  Shinhan Bank GDR                                136,350
                                                             --------
              ELECTRONICS  (3.4%)
       3,700  Samsung Electronics Co. Ltd. GDR                137,936
                                                             --------
              SEMICONDUCTORS  (1.7%)
      20,000  LG Electronics, Inc. GDR                         68,500
                                                             --------
              TELECOMMUNICATIONS  (5.1%)
      10,100  SK Telecom Co. Ltd. ADR                         212,605
                                                             --------
                                                              693,016
                                                             --------
--------------------------------------------------------------------------------
MALAYSIA  (0.8%)

              BANKING  (0.8%)
      41,000  AMMB Holdings Berhad*                            30,965
                                                             --------
--------------------------------------------------------------------------------
MEXICO  (16.0%)

              CABLE TV/PROGRAMMING  (1.5%)
       8,000  TV Azteca SA de CV ADR*                          60,560
                                                             --------
              DIVERSIFIED  (2.0%)
      30,000  Alfa SA Class A                                  39,118
       5,500  Grupo IMSA SA de CV ADR                          40,425
                                                             --------
                                                               79,543
                                                             --------
              FINANCIAL SERVICES  (1.4%)
      30,000  Grupo Financiero Banamex Accival*                55,984
                                                             --------
              HOUSING  (1.1%)
       3,300  Consorcio ARA SA de CV ADR*                      45,848
                                                             --------
              RETAIL  (4.1%)
       9,000  Grupo Elektra SA de CV ADR                       82,800
       3,500  Wal-Mart de Mexico SA de CV ADR                  84,387
                                                             --------
                                                              167,187
                                                             --------


                          CONTINUED                      N A T I O N W I D E  9

STATEMENT OF INVESTMENTS GARTMORE EMERGING MARKETS FUND CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001

SHARES           SECURITY                                     VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
MEXICO  (CONTINUED)

              TELECOMMUNICATIONS  (5.9%)
      50,000  Carso Global Telecom ADR*                    $  202,726
       5,000  Nuevo Grupo Iusacell SA de CV ADR*               40,750
                                                            ---------
                                                              243,476
                                                            ---------
                                                              652,598
                                                            ---------
--------------------------------------------------------------------------------
POLAND  (3.0%)

              PETROLEUM  (1.4%)
       6,000  Polski Koncern Naftowy Orlen SA GDR*             56,700
                                                            ---------
              TELECOMMUNICATIONS  (1.6%)
      12,000  Telekomunikacja Polska SA GDR*                   64,560
                                                            ---------
                                                              121,260
                                                            ---------
--------------------------------------------------------------------------------
RUSSIA  (4.0%)

              OIL & GAS  (4.0%)
      18,500  Tatneft ADR                                     162,060
                                                            ---------
--------------------------------------------------------------------------------
SOUTH AFRICA  (7.4%)

              BANKING  (1.4%)
       3,000  Nedcor Ltd.                                      55,022
                                                            ---------
              ENGINEERING  (1.0%)
      40,000  Aveng Ltd.*                                      39,925
                                                            ---------
              FINANCIAL SERVICES  (1.6%)
      65,000  FirstRand Ltd.                                   66,743
                                                            ---------
              MINING  (3.4%)
       2,000  De Beers Consolidated Mines Ltd.                 84,043
       1,100  Impala Platinum Holdings Ltd.                    52,838
                                                            ---------
                                                              136,881
                                                            ---------
                                                              298,571
                                                            ---------
--------------------------------------------------------------------------------
TAIWAN  (10.1%)

              COMPUTER HARDWARE  (2.5%)
       5,600  Acer Communications & Multimedia, Inc. GDR*      36,400
      14,000  Asustek Computer, Inc. GDR*                      64,260
                                                            ---------
                                                              100,660
                                                            ---------
              ELECTRONICS  (4.2%)
       4,000  Hon Hai Precision Industry Corp. Ltd. GDR*       54,400
      10,500  United Microelectronics Corp. ADR*              115,395
                                                            ---------
                                                              169,795
                                                            ---------
              SEMICONDUCTORS  (3.4%)
       5,500  Advanced Semiconducting
              Engineering, Inc. ADR*                           22,000
       4,800  Taiwan Semiconductor Manufacturing
                 Co. Ltd. ADR*                                116,352
                                                            ---------
                                                              138,352
                                                            ---------
                                                              408,807
                                                            ---------


SHARES           SECURITY                     VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
THAILAND  (3.0%)

             FINANCIAL SERVICES  (3.0%)
    240,000  Siam Commercial Bank Public Co. Ltd.*         $  121,039
                                                            ---------

--------------------------------------------------------------------------------
TURKEY  (1.4%)

             BANKING  (1.4%)
 12,000,000  Yapi ve Kredi Bankasi AS*                         55,986
                                                            ---------

--------------------------------------------------------------------------------
UNITED STATES  (1.1%)

              COMMUNICATIONS EQUIPMENT  (1.1%)
       2,000  DSP Group, Inc.                                  43,360
                                                            ---------
TOTAL COMMON STOCK                                          3,929,151
                                                            ---------

PRINCIPAL        SECURITY                                      VALUE
REPURCHASE AGREEMENT  (3.8%)
--------------------------------------------------------------------------------
 $154,000    Fifth Third Bank, 6.35%, 05/01/01
             (Collateralized by FARM)                         154,000
                                                            ---------
TOTAL REPURCHASE AGREEMENT                                    154,000
                                                            ---------

TOTAL INVESTMENTS (Cost $4,697,964)(a) - (100.6%)           4,083,151
LIABILITIES IN EXCESS OF OTHER ASSETS - (-0.6%)               (22,723)
                                                            ---------
TOTAL NET ASSETS - (100.0%)                                $4,060,428
                                                          ===========


(a) REPRESENTS COST FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES AND DIFFERS FROM VALUE BY NET UNREALIZED DEPRECIATION OF SECURITIES AS
      FOLLOWS:
      UNREALIZED APPRECIATION         $ 138,805
      UNREALIZED DEPRECIATION          (753,618)
                                      ---------
      NET UNREALIZED DEPRECIATION     $(614,813)
                                      =========

 *  DENOTES A NON-INCOME PRODUCING SECURITY.

ADR     American Depository Receipt
CV      Convertible
FARM    Fannie Mae Adjustable Rate Mortgage
GDR     Global Depository Receipt

At April 30, 2001, the Fund's open forward foreign currency contracts were as follows:

--------------------------------------------------------------------------------
                                                                UNREALIZED
                      DELIVERY       CONTRACT      MARKET     APPRECIATION/
CURRENCY               DATE           VALUE        VALUE      (DEPRECIATION)
--------------------------------------------------------------------------------
LONG CONTRACTS:
Turkish Lire            5/1/01       $15,777       $15,555        $(222)
                                     =======       =======        =====

SEE NOTES TO FINANCIAL STATEMENTS.

10  N A T I O N W I D E

GARTMORE FUNDS                                                           [PHOTO]
--------------------------------------------------------------------------------
GARTMORE INTERNATIONAL GROWTH FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK?
   For the six-month period ended April 30, 2001, the Gartmore
International Growth Fund returned -12.64%(a) versus -8.46% for the MSCI AC World Ex US Index, its benchmark.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?
   Stock selection was the primary detractor to performance, with telecommunication and information technology stocks in particular contributing to underperformance. The Fund also had an overweighted exposure to both information technology and telecommunication stocks at various times over the period, but has trimmed exposure to these sectors, emphasizing those companies that we feel have the strongest franchises. Regional asset allocation contributed positively to performance but technicalities related to timing and portfolio holdings changes were negative.

WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR PORTFOLIO'S PERFORMANCE?+
   Amec, the U.K. engineering company, was the Fund's top performing stock over the period, appreciating by 133.41% since it was acquired by the Fund on November 2, 2000. The company has benefited from exposure to the oil and gas sector as investors anticipated that higher oil prices would encourage more exploration. The Fund's worst performing stock was Canada's Nortel Networks, which fell 69.92% relative to the Index over the period. However, we were underweighted in the stock. The share price of the huge telecoms equipment manufacturer suffered from the general downturn in telecoms and an unexpectedly severe profits warning. Among the Fund's top five equity holdings, the oil company Total Fina Elf gained relative to the Index, reflecting a positive earnings outlook and firm oil prices. Royal Bank of Scotland outperformed the Index, helped by restructuring benefits following its acquisition of NatWest. The remaining three companies, including Finland's Nokia, and Marconi and Vodafone Group (both U.K.-based), fell relative to the Index, hurt by the general sell-off in telecommunications.

WHAT IS YOUR VIEW OF THE MARKET-AND YOUR FUND'S POSITION-GOING FORWARD?
   The Fund reduced exposure to Japan earlier in the period in response to the country's deteriorating economic situation, but more recently we increased the weighting in response to moves by the Bank of Japan to increase the money supply. We remain modestly underweighted, awaiting further convincing steps by the country's newly elected prime minister to re-invigorate the economy and resolve the problem of bad loans in the banking system. We have decreased expo-sure to the Pacific ex-Japan region because we feel the region could suffer as a result of a weak yen and the weak Japanese economy. Elsewhere, we are maintaining a slight emphasis on Europe, Latin America and Canada. Looking forward, we believe that equity markets are pricing in an exceptionally poor environment for corporate earnings growth, one that implies an earnings collapse globally. We believe the growth slowdown will diminish later in the year and short-term interest rates will continue to decline. In this environment, we expect to see a recovery in global equity markets.

PORTFOLIO MANAGER: GARTMORE GLOBAL PARTNERS-SUBADVISER.

(a)PERFORMANCE OF CLASS A SHARES WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS ARE REINVESTED.

PORTFOLIO MARKET VALUE $7,485,709
APRIL 30, 2001


PORTFOLIO COMPOSITION AS A PERCENTAGE OF
TOTAL INVESTMENTS+
+(Subject to Change)
                [PIE CHART]
 Repurchase Agreement 4.4%

 Common Stock        95.6%

AGGREGATE TOTAL RETURN
(For Period Ended April 30, 2001)

            CLASS A                       CLASS B
YEARS       W/O SC**          W/SC(1)     W/O SC**        W/SC(2)
================================================================================
 Life*        -22.60%         -27.05%      -22.90%        -26.76%
--------------------------------------------------------------------------------
                                          INSTITUTIONAL
            CLASS C***                    SERVICE
YEARS       W/O SC**          W/SC(3)     CLASS(4)
================================================================================
 Life*        -22.70%         -24.23%     -22.40%

ALL FIGURES SHOWING THE EFFECT OF A SALES CHARGE REFLECT THE MAXIMUM CHARGE POSSIBLE, BECAUSE IT HAS THE MOST DRAMATIC EFFECT ON PERFORMANCE DATA.
  *   FUND COMMENCED OPERATIONS ON AUGUST 30, 2000.
 **   THESE RETURNS DO NOT REFLECT THE EFFECTS OF SALES CHARGE.
*** THESE RETURNS INCLUDE PERFORMANCE OF THE FUND THAT WAS ACHIEVED PRIOR TO THE CREATION OF THE CLASS C SHARES (MARCH 1, 2001) WHICH IS THE SAME AS THE PERFORMANCE SHOWN FOR CLASS B SHARES. THE RETURNS HAVE BEEN RESTATED FOR SALES CHARGES BUT NOT FOR FEES APPLICABLE TO CLASS C SHARES. HAD CLASS C SHARES BEEN IN EXISTENCE FOR THE TIME PERIODS PRESENTED, THE PERFORMANCE OF CLASS C SHARES WOULD HAVE BEEN SIMILAR AS A RESULT OF SIMILAR EXPENSES.
 (1)  A 5.75% FRONT-END SALES CHARGE WAS DEDUCTED.
 (2)  A 5.00% CONTINGENT DEFERRED SALES CHARGE (CDSC) WAS DEDUCTED.
      THE CDSC DECLINES TO 0% AFTER 6 YEARS.
 (3) A 1.00% FRONT-END SALES CHARGE WAS DEDUCTED. A CDSC OF 1.00% WAS ALSO DEDUCTED BECAUSE IT IS CHARGED WHEN YOU SELL CLASS C SHARES WITHIN THE FIRST YEAR AFTER PURCHASE.
 (4)  NOT SUBJECT TO ANY SALES CHARGES.
INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                         N A T I O N W I D E  11

STATEMENT OF INVESTMENTS GARTMORE INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001

SHARES           SECURITY                     VALUE
COMMON STOCK  (91.3%)
--------------------------------------------------------------------------------
ARGENTINA  (0.3%)

              BANKING  (0.2%)
         800  Grupo Financiero Galicia SA ADR              $   11,960
                                                            ---------
              TELECOMMUNICATIONS  (0.1%)
         500  Telecom Argentina SA                              7,875
                                                            ---------
                                                               19,835
                                                            ---------

--------------------------------------------------------------------------------
AUSTRALIA  (0.6%)

              BANKING  (0.6%)
      11,000  Challenger International Ltd.                    21,405
       1,800  National Australia Bank Ltd.                     27,673
                                                            ---------
                                                               49,078
                                                            ---------

--------------------------------------------------------------------------------
BELGIUM  (1.4%)

              INSURANCE  (1.4%)
       4,310  Fortis AG Class B*                              110,810
                                                            ---------

--------------------------------------------------------------------------------
BRAZIL  (1.0%)

              BANKING  (0.4%)
       2,900  Banco Bradesco SA ADR                            16,539
         500  Uniao de Bancos Brasileiros SA                   12,025
                                                            ---------
                                                               28,564
                                                            ---------
              MINING  (0.3%)
       1,100  Companhia Vale de Rio Doce ADR*                  25,520
                                                            ---------
              TELECOMMUNICATIONS  (0.3%)
       1,500  Tele Norte Leste Participacoes SA ADR*           26,220
                                                            ---------
                                                               80,304
                                                            ---------

--------------------------------------------------------------------------------
CANADA  (3.9%)

              BANKING  (0.7%)
       2,000  Royal Bank of Canada                             55,907
                                                            ---------
              DIVERSIFIED  (0.7%)
       3,800  Bombardier, Inc.                                 54,781
                                                            ---------
              INSURANCE  (0.8%)
       2,250  Canada Life Financial Corp.                      58,957
                                                            ---------
              OIL & GAS  (0.6%)
       1,800  Petro-Canada                                     49,789
                                                            ---------
              TELECOMMUNICATIONS EQUIPMENT  (0.5%)
       2,400  Nortel Networks Corp.                            36,551
                                                            ---------
              TELECOMMUNICATIONS  (0.6%)
       2,000  BCE, Inc.                                        49,971
                                                            ---------
                                                              305,956
                                                            ---------

--------------------------------------------------------------------------------
FINLAND  (2.3%)

              TELECOMMUNICATIONS EQUIPMENT MANUFACTURER (2.3%)
       5,448  Nokia Oyj                                       180,156
                                                            ---------

SHARES           SECURITY                                      VALUE
COMMON STOCK (CONTINUED)

--------------------------------------------------------------------------------
FRANCE  (10.9%)

              ALUMINUM  (1.3%)
       1,993  Pechiney SA                                  $  104,777
                                                            ---------
              AUTOMOBILE  (1.3%)
       1,952  Renault SA                                      100,285
                                                            ---------
              DIVERSIFIED  (0.7%)
         804  Vivendi Universal SA                             55,633
                                                            ---------
              HEALTH & Personal Care  (0.7%)
         785  L'Oreal SA                                       57,102
                                                            ---------
              LUXURY GOODS  (1.0%)
       1,918  Christian Dior SA                                82,112
                                                            ---------
              OIL & GAS  (2.9%)
       1,458  Total Fina Elf SA                               217,154
                                                            ---------
              PHARMACEUTICALS  (1.4%)
       1,420  Aventis SA                                      109,902
                                                            ---------
              TELECOMMUNICATIONS  (1.6%)
      12,220  Orange SA*                                      128,703
                                                            ---------
                                                              855,668
                                                            ---------

--------------------------------------------------------------------------------
GERMANY  (5.2%)

              AUTOMOTIVE  (1.7%)
       3,858  Bayerische Motoren Werke AG                     128,604
                                                            ---------
              BANKING  (1.0%)
         996  Deutsche Bank AG                                 81,015
                                                            ---------
              COMPUTER SOFTWARE/SERVICES  (0.7%)
         360  Sap AG                                           57,448
                                                            ---------
              DIVERSIFIED  (0.6%)
         659  Siemens AG                                       48,455
                                                            ---------
              INSURANCE  (1.2%)
         312  Allianz  AG                                      89,758
                                                            ---------
                                                              405,280
                                                            ---------

--------------------------------------------------------------------------------
HONG KONG  (3.2%)

              BANKING  (0.6%)
       3,800  HSBC Holdings PLC                                48,237
                                                            ---------
              DIVERSIFIED  (1.1%)
       8,000  Hutchison Whampoa Ltd.                           86,422
                                                            ---------
              OIL & GAS  (0.2%)
         750  CNOOC Ltd. ADR*                                  14,370
                                                            ---------
              TELECOMMUNICATIONS  (0.9%)
      14,000  China Mobile (Hong Kong) Ltd.*                   68,752
                                                            ---------
              TRANSPORTATION  (0.4%)
      20,000  MTR Corp. Ltd.*                                  34,492
                                                            ---------
                                                              252,273
                                                            ---------

--------------------------------------------------------------------------------
HUNGARY  (0.1%)

              TELECOMMUNICATIONS  (0.1%)
         600  Magyar Tavkozlesi Rt. ADR                        10,020
                                                            ---------

12  N A T I O N W I D E         CONTINUED

STATEMENT OF INVESTMENTS GARTMORE INTERNATIONAL GROWTH FUND CONTINUED    [PHOTO]
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001

SHARES           SECURITY                                   VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
INDIA  (0.5%)

              DIVERSIFIED  (0.3%)
       1,400  Reliance Industries Ltd. GDR*                 $  22,792
                                                            ---------
              FINANCE SERVICES  (0.2%)
       1,100  ICICI Ltd. ADR                                   13,090
                                                            ---------
                                                               35,882
                                                            ---------

--------------------------------------------------------------------------------
IRELAND  (1.4%)

              PHARMACEUTICALS  (1.4%)
       2,205  Elan Corp. PLC ADR*                             110,581
                                                            ---------

--------------------------------------------------------------------------------
ITALY  (4.3%)

              BANKING  (1.2%)
       6,524  San Paolo-IMI SpA                                91,096
                                                            ---------
              INSURANCE  (1.0%)
       2,351  Assicurazioni Generali SpA                       75,868
                                                            ---------
              LUXURY GOODS  (0.8%)
       5,375  Bulgari SpA                                      63,377
                                                            ---------
              TELECOMMUNICATIONS  (1.3%)
      15,434  Telecom Italia Mobile SpA                       106,042
                                                            ---------
                                                              336,383
                                                            ---------

--------------------------------------------------------------------------------
JAPAN (13.8%)

              AUTOMOTIVE  (0.7%)
       5,000  Nissan Motor Co. Ltd.                            34,282
         600  Toyota Motor Corp.                               19,962
                                                            ---------
                                                               54,244
                                                            ---------
              BANKING  (1.4%)
           8  Mizuho Holdings, Inc.                            49,282
       2,000  Sumitomo Trust & Banking                         13,583
      10,000  The Asahi Bank, Ltd.                             27,846
       4,000  The Bank of Kyoto Ltd.                           17,291
                                                            ---------
                                                              108,002
                                                            ---------
              BUILDING & Construction  (0.2%)
       2,000  Asahi Glass Co. Ltd.                             17,161
                                                            ---------
              CHEMICALS  (0.4%)
       6,000  Asahi Kasei Corp.                                30,890
                                                            ---------
              COMPUTER SOFTWARE/SERVICES  (0.5%)
         800  Capcom Co. Ltd.                                  24,867
       1,000  Fujitsu Ltd.                                     13,761
                                                            ---------
                                                               38,628
                                                            ---------
              ELECTRONICS  (3.5%)
       1,000  Canon, Inc.                                      39,260
         200  Kyocera Corp.                                    19,120
       1,000  Matsushita Electric Industrial Co. Ltd.          16,675
         200  Murata Manufacturing Co. Ltd.                    16,821
       2,000  NEC Corp.                                        36,508
         200  Nintendo Co. Ltd.                                32,218
       2,000  Olympus Optical Co. Ltd.                         30,437
       2,000  Sanyo Electric Co. Ltd.                          12,369
       2,000  Sharp Corp.                                      27,506
         500  Sony Corp.                                       37,398

SHARES           SECURITY                                      VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
JAPAN (CONTINUED)

              ELECTRONICS  (CONTINUED)
       2,000  Toshiba Corp.                                 $  13,130
                                                            ---------
                                                              281,442
                                                            ---------
              FINANCIAL SERVICES  (0.9%)
         500  Orix Corp.                                       43,672
         400  Sanyo Electric Credit Co. Ltd.                   11,980
       2,000  The Nikko Securities Co. Ltd.                    16,999
                                                            ---------
                                                               72,651
                                                            ---------
              INDUSTRIAL  (0.7%)
      11,000  NSK Ltd.                                         52,001
                                                            ---------
              MATERIALS  (0.4%)
      12,000  Mitsubishi Materials Corp.                       32,056
                                                            ---------
              MULTI-MEDIA  (0.3%)
       1,000  Tokyo Broadcasting System, Inc.                  22,423
                                                            ---------
              PHARMACEUTICALS  (0.4%)
       2,000  Chugai Pharmaceutical Co. Ltd.                   29,708
                                                            ---------
              PRINTING  (0.7%)
       4,000  Dai Nippon Printing Co. Ltd.                     54,366
                                                            ---------
              RETAIL  (0.9%)
       1,000  Jusco Co. Ltd.                                   25,013
       1,000  Seven - Eleven Japan Co. Ltd.                    48,650
                                                            ---------
                                                               73,663
                                                            ---------
              SEMICONDUCTORS  (0.3%)
         300  Tokyo Electron Ltd.                              21,856
                                                            ---------
              SERVICES  (0.4%)
         500  Secom Co. Ltd.                                   30,356
                                                            ---------
              STEEL  (0.3%)
      12,000  Nippon Steel Corp.                               22,148
                                                            ---------
              TELECOMMUNICATIONS  (1.1%)
           7  Nippon Telegraph & Telephone Corp.               44,481
           2  NTT Docomo, Inc.                                 41,122
                                                            ---------
                                                               85,603
                                                            ---------
              TRADING COMPANIES  (0.1%)
       3,000  Marubeni Corp.*                                   6,265
                                                            ---------
              TRANSPORTATION  (0.4%)
           4  East Japan Railway Co.                           22,277
       2,000  Nippon Express Co. Ltd.                          10,038
                                                            ---------
                                                               32,315
                                                            ---------
              UTILITIES  (0.2%)
         900  Chubu Electric Power Co., Inc.                   16,319
                                                            ---------
                                                            1,082,097
                                                            ---------

--------------------------------------------------------------------------------
KOREA  (1.3%)

              BANKING  (0.3%)
       2,314  H&CB ADR(*)                                      22,214
                                                            ---------
              SEMICONDUCTORS  (0.5%)
         470  Samsung Electronics GDR                          43,537
                                                            ---------
              TELECOMMUNICATIONS  (0.5%)
       1,700  SK Telecom Co. Ltd. ADR                          35,785
                                                            ---------
                                                              101,536
                                                            ---------

                              CONTINUED                 N A T I O N W I D E  13

STATEMENT OF INVESTMENTS GARTMORE INTERNATIONAL GROWTH FUND CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001

SHARES           SECURITY                                      VALUE
COMMON STOCK  (CONTINUED)
--------------------------------------------------------------------------------
MEXICO  (1.0%)

              BEVERAGES  (0.1%)
         200  Fomento Economico Mexicano SA ADR             $   7,640
                                                            ---------
              RETAIL  (0.5%)
       1,700  Wal-Mart de Mexico SA de CV ADR                  40,988
                                                            ---------
              TELECOMMUNICATIONS  (0.4%)
         900  Telefonos de Mexico  SA de CV ADR                31,140
                                                            ---------
                                                               79,768
                                                            ---------

--------------------------------------------------------------------------------
NETHERLANDS  (7.1%)

              BANKING  (1.2%)
       4,728  ABN AMRO Holding NV                              95,149
                                                            ---------
              ELECTRONICS  (1.2%)
       3,179  Koninklijke (Royal) Philips Electronics NV       93,315
                                                            ---------
              FINANCIAL SERVICES  (1.4%)
       1,617  ING Groep NV                                    110,341
                                                            ---------
              LUXURY GOODS  (1.1%)
         924  Gucci Group NV                                   82,695
                                                            ---------
              OIL & GAS  (1.8%)
       2,358  Royal Dutch Petroleum Co.                       140,899
                                                            ---------
              SEMICONDUCTOR MANUFACTURER  (0.4%)
       1,184  ASM Lithography Holding NV*                      31,280
                                                            ---------
                                                              553,679
                                                            ---------

--------------------------------------------------------------------------------
SINGAPORE  (0.8%)

              BANKING (0.1%)
       1,000  DBS Group Holdings Ltd.                           8,729
                                                            ---------
              MANUFACTURING (0.3%)
       3,000  Venture Manufacturing Ltd.                       20,917
                                                            ---------
              TRANSPORTATION (0.4%)
      41,000  Neptune Orient Lines Ltd.*                       33,989
                                                            ---------
                                                               63,635
                                                            ---------

--------------------------------------------------------------------------------
SOUTH AFRICA  (0.1%)

              FINANCIAL SERVICES  (0.1%)
      10,400  FirstRand Ltd.                                   10,679
                                                            ---------

--------------------------------------------------------------------------------
SOUTH KOREA  (0.3%)

              STEEL  (0.3%)
       1,300  Pohang Iron & Steel Co. Ltd. ADR                 26,013
                                                            ---------

--------------------------------------------------------------------------------
SPAIN  (3.8%)

              BANKING  (1.6%)
      12,127  Banco Santander Central Hispano SA              120,413
                                                            ---------
              TELECOMMUNICATIONS  (1.4%)
       6,500  Telefonica SA*                                  109,950
                                                            ---------
              UTILITIES  (0.8%)
       4,422  Iberdrola SA                                     65,195
                                                            ---------
                                                              295,558
                                                            ---------

SHARES           SECURITY                                   VALUE
COMMON STOCK  (CONTINUED)
--------------------------------------------------------------------------------
SWEDEN  (1.1%)

              BANKING  (1.1%)
      14,831  Nordea AB                                      $ 89,526
                                                            ---------

--------------------------------------------------------------------------------
SWITZERLAND  (3.7%)

              BANKING  (1.0%)
         435  Credit Suisse Group                              81,116
                                                            ---------
              COMPUTER HARDWARE  (0.9%)
         228  Logitech International SA*                       69,655
                                                            ---------
              PHARMACEUTICALS  (1.8%)
          56  Novartis AG*                                     87,026
           7  Roche Holding AG                                 50,276
                                                            ---------
                                                              137,302
                                                            ---------
                                                              288,073
                                                            ---------

--------------------------------------------------------------------------------
TAIWAN  (1.4%)

              ELECTRONICS  (0.4%)
       2,200  Hon Hai Precision Industry Co. Ltd. GDR          29,920
                                                            ---------
              INSURANCE  (0.4%)
       3,800  Fubon Insurance Co.                              30,970
                                                            ---------
              SEMICONDUCTORS  (0.4%)
       1,400  Taiwan Semiconductor Manufacturing
                 Co. Ltd. ADR*                                 33,936
                                                            ---------
              TELECOMMUNICATIONS  (0.2%)
           3  KDDI Corp.                                       12,118
                                                            ---------
                                                              106,944
                                                            ---------

--------------------------------------------------------------------------------
UNITED KINGDOM  (21.8%)

              BANKING  (4.2%)
       4,623  Abbey National PLC                               82,353
       7,166  Royal Bank of Scotland Group PLC                165,692
       5,603  Standard Chartered PLC                           79,527
                                                            ---------
                                                              327,572
                                                            ---------
              BUILDING & Construction  (0.8%)
       8,682  AMEC PLC                                         59,876
                                                            ---------
              ELECTRONICS  (0.4%)
       5,428  Spirent PLC                                      32,017
                                                            ---------
              FINANCIAL SERVICES  (0.2%)
         909  3I Group PLC                                     16,336
                                                            ---------
              FOOD & Beverage  (1.2%)
      12,418  Compass Group PLC*                               94,437
                                                            ---------
              HEALTH & Personal Care  (1.5%)
       2,501  Zeneca Group PLC                                116,050
                                                            ---------
              INSURANCE  (1.6%)
      10,801  Prudential Corp. PLC                            126,030
                                                            ---------
              MULTI-MEDIA  (2.9%)
      15,892  Carlton Communications PLC                       97,207
      34,740  Cordiant Communications Group PLC               128,989
                                                            ---------
                                                              226,196
                                                            ---------
              OIL & GAS  (1.2%)
      10,429  BP Amoco PLC                                     93,636
                                                            ---------
              RAILROADS  (0.3%)
       3,322  Railtrack Group PLC                              23,291
                                                            ---------

14  N A T I O N W I D E          CONTINUED

STATEMENT OF INVESTMENTS GARTMORE INTERNATIONAL GROWTH FUND CONTINUED  [PHOTO]
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001

SHARES           SECURITY                                     VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)

              TELECOMMUNICATIONS  (7.2%)
      14,890  British Telecommunications PLC               $  118,668
       8,870  Colt Telecom Group PLC*                         121,710
      29,630  Marconi PLC                                     173,395
      49,951  Vodafone Group PLC                              151,876
                                                            ---------
                                                              565,649
                                                            ---------
              UTILITIES  (0.3%)
       3,391  National Grid Group PLC                          25,885
                                                            ---------
                                                            1,706,975
                                                            ---------
TOTAL COMMON STOCK                                          7,156,709
                                                            ---------

PRINCIPAL    SECURITY                                          VALUE
REPURCHASE AGREEMENT  (4.2%)
--------------------------------------------------------------------------------
   $329,000  Fifth Third Bank, 4.40%, 05/01/01,
              (Collateralized by GARM)                        329,000
                                                            ---------
TOTAL REPURCHASE AGREEMENT                                    329,000
                                                            ---------

TOTAL INVESTMENTS (cost $7,868,225)(a) - (95.5%)            7,485,709
OTHER ASSETS IN EXCESS OF LIABILITIES - (4.5%)                352,087
                                                            ---------
TOTAL NET ASSETS - (100.0%)                                $7,837,796
                                                            =========


(a) REPRESENTS COST FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES AND DIFFERS FROM VALUE BY NET UNREALIZED DEPRECIATION OF SECURITIES AS
      FOLLOWS:
      UNREALIZED APPRECIATION         $ 286,347
      UNREALIZED DEPRECIATION          (668,863)
                                      ---------
      NET UNREALIZED DEPRECIATION     $(382,516)
                                      =========

 *  DENOTES A NON-INCOME PRODUCING SECURITY.

ADR     American Depository Receipt
CV      Convertible
GARM    Ginnie Mae Adjustable Rate Mortgage
GDR     Global Depository Receipt
PLC     Public Limited Company

At April 30, 2001, the Fund's open long futures contracts were as follows:
--------------------------------------------------------------------------------
                                                                  UNREALIZED
                                                 MARKET VALUE     APPRECIATION
NUMBER OF       LONG                             COVERED BY       (DEPRECIATION)
CONTRACTS       CONTRACTS**      EXPIRATION      CONTRACTS        AT 04/30/01
--------------------------------------------------------------------------------
9               MSCI Pan         06/16/01        $197,718          $  6,675
                Euro
1               Topix Price
                Index            06/16/01         110,980             9,309
                                                 --------           -------
Total                                            $308,698           $15,984
                                                 ========           =======

** CASH PLEDGED AS COLLATERAL.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                         N A T I O N W I D E  15

GARTMORE FUNDS                                                           [PHOTO]
--------------------------------------------------------------------------------
GARTMORE GLOBAL LEADERS FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK?
   For the six-month period ended April 30, 2001, the Gartmore Global Leaders Fund returned -15.02%(a) versus -10.59% for the MSCI World Index, its benchmark.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?
   The Fund's performance was hurt primarily by its growth-style bias--specifically the Fund's emphasis on information technology stocks. The Fund's exposure to telecommunications also hurt, while energy, resource and consumer stocks contributed positively to performance.

WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR PORTFOLIO'S PERFORMANCE?+
   The Fund's top-performing stock was Mirant, the Atlanta-based power plant builder and energy trader, which rose 68.68% relative to the Index over the period. The company has enjoyed a huge profits increase on the back of electricity shortages in California and other states and has recently raised its 2001 profits forecast. Juniper Networks, the U.S. telecoms/Internet equipment supplier, was the worst performing stock, declining by 53.17% relative to the Index since it was acquired, reflecting the fall-out in the telecommunications sector. Of the Fund's top five holdings, Exxon Mobil and Total Fina Elf outperformed the Index over the period, reflecting the stable outlook for oil prices. California-based power generator Calpine was a strong outperformer, reflecting both its defensive qualities and higher energy prices. Phillip Morris, the U.S. tobacco company, also outperformed, reflecting investor appetite for traditional defensives and a perception that tobacco company litigation will receive more favorable treatment under the Bush Administration. General Electric, typically a solid blue chip defensive stock, underperformed by a small margin due to concerns over its acquisition of Honeywell.

WHAT IS YOUR VIEW OF THE MARKET-AND YOUR FUND'S POSITION-GOING FORWARD?
   During the period, the Fund continued to emphasize defensive securities such as utilities, health care and materials companies and maintained reasonable cash balances. In line with this strategy, we purchased the South African company Impala Platinum because we believe it to be undervalued given an improved outlook for platinum prices. At the same time, we have reduced exposure to technology companies of a more aggressive nature, such as I2 Technologies. The Fund continues to be driven by our stock selection process. In a difficult market environment we will continue to emphasize stocks of a defensive nature with reasonable growth prospects and attractive valuations.

PORTFOLIO MANAGER: GARTMORE GLOBAL PARTNERS-SUBADVISER

(a)PERFORMANCE OF CLASS A SHARES WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS ARE REINVESTED.

PORTFOLIO MARKET VALUE $3,911,232
APRIL 30, 2001

PORTFOLIO COMPOSITION AS A PERCENTAGE OF
TOTAL INVESTMENTS+
+(Subject to Change)
                    [PIE CHART]
Repurchase Agreement  7.3%
Common Stock         92.7%

AGGREGATE TOTAL RETURN
(For Period Ended April 30, 2001)

              CLASS A                      CLASS B
YEARS         W/O SC**         W/SC(1)     W/O SC**         W/SC(2)
================================================================================
 Life*         -22.50%         -26.96%      -22.80%        -26.66%
--------------------------------------------------------------------------------
                                          INSTITUTIONAL
              CLASS C***                     SERVICE
YEARS         W/O SC**         W/SC(3)       CLASS(4)
================================================================================
 Life*          -22.60%        -24.13%      -22.30%

ALL FIGURES SHOWING THE EFFECT OF A SALES CHARGE REFLECT THE MAXIMUM CHARGE POSSIBLE, BECAUSE IT HAS THE MOST DRAMATIC EFFECT ON PERFORMANCE DATA.
   *  FUND COMMENCED OPERATIONS ON AUGUST 30, 2000.
  **  THESE RETURNS DO NOT REFLECT THE EFFECTS OF SALES CHARGE.
 *** THESE RETURNS INCLUDE PERFORMANCE OF THE FUND THAT WAS ACHIEVED PRIOR TO THE CREATION OF THE CLASS C SHARES (MARCH 1, 2001) WHICH IS THE SAME AS THE PERFORMANCE SHOWN FOR CLASS B SHARES. THE RETURNS HAVE BEEN RESTATED FOR SALES CHARGES BUT NOT FOR FEES APPLICABLE TO CLASS C SHARES. HAD CLASS C SHARES BEEN IN EXISTENCE FOR THE TIME PERIODS PRESENTED, THE PERFORMANCE OF CLASS CSHARES WOULD HAVE BEEN SIMILAR AS A RESULT OF SIMILAR EXPENSES.
 (1)  A 5.75% FRONT-END SALES CHARGE WAS DEDUCTED.
 (2)  A 5.00% CONTINGENT DEFERRED SALES CHARGE (CDSC) WAS DEDUCTED.
      THE CDSC DECLINES TO 0% AFTER 6 YEARS.
 (3) A 1.00% FRONT-END SALES CHARGE WAS DEDUCTED.A CDSC OF 1.00% WAS ALSO DEDUCTED BECAUSE IT IS CHARGED WHEN YOU SELL CLASS C SHARES WITHIN THE FIRST YEAR AFTER PURCHASE.
 (4)  NOT SUBJECT TO ANY SALES CHARGES.
INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

16  N A T I O N W I D E

STATEMENT OF INVESTMENTS GARTMORE GLOBAL LEADERS FUND            [PHOTO]
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001

SHARES           SECURITY                                   VALUE
COMMON STOCK  (92.4%)
--------------------------------------------------------------------------------
AUSTRALIA  (1.8%)

              MULTI-MEDIA  (1.8%)
       7,500  News Corp. Ltd. (The)                         $  71,349
                                                            ---------
--------------------------------------------------------------------------------
CANADA  (1.2%)

              DIVERSIFIED  (0.6%)
       1,700  Bombardier, Inc.                                 24,508
                                                            ---------
              TELECOMMUNICATION EQUIPMENT  (0.6%)
       1,500  Nortel Networks Corp.                            22,844
                                                            ---------
                                                               47,352
                                                            ---------

--------------------------------------------------------------------------------
FRANCE  (6.2%)

              DIVERSIFIED INDUSTRIES  (1.0%)
         260  Suez Lyonnaise des Eaux SA                       38,402
                                                            ---------
              HEALTH & Personal Care  (1.1%)
         600  L'Oreal SA                                       43,645
                                                            ---------
              OIL & Gas  (1.9%)
         500  Total Fina Elf SA                                74,470
                                                            ---------
              PHARMACEUTICALS  (1.4%)
         700  Aventis SA                                       54,177
                                                            ---------
              TELECOMMUNICATIONS  (0.8%)
       1,000  Alcatel  SA                                      32,536
                                                            ---------
                                                              243,230
                                                            ---------

--------------------------------------------------------------------------------
GERMANY  (3.1%)

              COMPUTER SOFTWARE  (1.6%)
         400  SAP AG                                           63,512
                                                            ---------
              INSURANCE  (1.5%)
         200  Allianz AG                                       57,537
                                                            ---------
                                                              121,049
                                                            ---------

--------------------------------------------------------------------------------
IRELAND  (4.7%)

              BANKING  (1.7%)
       7,000  Bank of Ireland                                  67,581
                                                            ---------
              BUILDING PRODUCTS  (1.7%)
       4,000  CRH PLC                                          67,307
                                                            ---------
              PHARMACEUTICALS  (1.3%)
       1,000  Elan Corp. PLC ADR*                              50,150
                                                            ---------
                                                              185,038
                                                            ---------

--------------------------------------------------------------------------------
ITALY  (1.3%)

              TELECOMMUNICATIONS  (1.3%)
       7,500  Telecom Italia Mobile SpA                        51,531
                                                            ---------

--------------------------------------------------------------------------------
JAPAN  (10.1%)

              CHEMICALS  (1.3%)
      10,000  Asahi Kasei Corp.*                               51,482
                                                            ---------
              ELECTRONICS  (3.2%)
       2,000  Matsushita Electric Industrial Co. Ltd.          33,351
       2,000  NEC Corp.                                        36,508

SHARES           SECURITY                     VALUE
COMMON STOCK  (CONTINUED)
--------------------------------------------------------------------------------
JAPAN  (CONTINUED)

              ELECTRONICS (CONTINUED)
         100  Nintendo Co. Ltd.                            $   16,109
       3,000  Sharp Corp.                                      41,259
                                                            ---------
                                                              127,227
                                                            ---------
              FINANCIAL SERVICES  (1.6%)
       3,000  Nomura Securities Co. Ltd. (The)                 63,384
                                                            ---------
              INDUSTRIAL  (0.6%)
       5,000  NSK Ltd.                                         23,637
                                                            ---------
              PHARMACEUTICALS  (2.0%)
       1,000  Takeda Chemical Industries Ltd.                  48,245
       1,000  Yamanouchi Pharmaceutical Co. Ltd.               27,684
                                                            ---------
                                                               75,929
                                                            ---------
              SERVICES  (0.8%)
         500  Secom Co. Ltd.                                   30,356
                                                            ---------
              TELECOMMUNICATIONS  (0.6%)
           4  Nippon Telegraph & Telephone Corp.               25,418
                                                            ---------
                                                              397,433
                                                            ---------

--------------------------------------------------------------------------------
NETHERLANDS  (5.2%)

              BREWERY  (1.3%)
       1,000  Heineken NV                                      51,818
                                                            ---------
              ELECTRONICS  (1.0%)
       1,400  Koninklijke (Royal) Philips Electronics NV       41,095
                                                            ---------
              FOOD RETAILER (1.3%)
       1,600  Koninklijke Ahold NV                             49,647
                                                            ---------
              LUXURY GOODS  (1.6%)
         700  Gucci Group*                                     62,648
                                                            ---------
                                                              205,208
                                                            ---------

--------------------------------------------------------------------------------
SOUTH AFRICA  (1.2%)

              METALS & Mining  (1.2%)
       1,000  Impala Platinum Holdings Ltd.                    48,035
                                                            ---------

--------------------------------------------------------------------------------
SPAIN  (1.3%)

              TELECOMMUNICATIONS  (1.3%)
       3,060  Telefonica SA*                                   51,761
                                                            ---------

--------------------------------------------------------------------------------
SWEDEN  (0.4%)

              TELECOMMUNICATION EQUIPMENT  (0.4%)
       2,500  Telefonaktiebolaget LM Ericsson AB, Class B      16,065
                                                            ---------

--------------------------------------------------------------------------------
SWITZERLAND  (3.2%)

              CHEMICALS  (0.1%)
          45  Syngenta AG*                                      2,280
                                                            ---------
              FOOD DIVERSIFIED  (1.3%)
          25  Nestle SA*                                       51,763
                                                            ---------
              PHARMACEUTICALS  (1.8%)
          45  Novartis AG*                                     69,932
                                                            ---------
                                                              123,975
                                                            ---------

                              CONTINUED                 N A T I O N W I D E  17

STATEMENT OF INVESTMENTS GARTMORE GLOBAL LEADERS FUND CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001

SHARES           SECURITY                     VALUE
COMMON STOCK  (CONTINUED)
--------------------------------------------------------------------------------
UNITED KINGDOM  (9.5%)

              ADVERTISING/MARKETING  (1.5%)
       5,000  WPP Group PLC                               $    59,808
                                                            ---------
              INSURANCE  (1.6%)
       4,500  CGNU PLC                                         62,230
                                                            ---------
              INVESTMENT COMPANY  (1.4%)
       3,000  Amvescap PLC                                     55,759
                                                            ---------
              MINING  (1.6%)
       3,000  Rio Tinto PLC                                    60,867
                                                            ---------
              OIL & GAS  (1.8%)
       8,500  Shell Transportation & Trading Co. PLC           70,965
                                                            ---------
              TELECOMMUNICATIONS  (1.6%)
      20,000  Vodafone Group PLC                               60,810
                                                            ---------
                                                              370,439
                                                            ---------

--------------------------------------------------------------------------------
UNITED STATES  (43.2%)

              BUSINESS-TO-BUSINESS/eCOMMERCE  (0.3%)
       1,500  Commerce One, Inc.*                              13,830
                                                            ---------
              CIRCUIT BOARDS  (0.7%)
         900  Jabil Circuit, Inc.*                             26,136
                                                            ---------
              COMPUTER EQUIPMENT  (5.4%)
       1,500  Cisco Systems, Inc.*                             25,470
       2,500  Compaq Computer Corp.                            43,750
       1,000  Electronic Data Computer Systems Corp.           64,500
       1,000  EMC Corp./Mass*                                  39,600
       1,200  Intel Corp.                                      37,092
          36  McDATA Corp.*                                       822
                                                            ---------
                                                              211,234
                                                            ---------

              COMPUTER SOFTWARE  (4.6%)
         300  Juniper Networks, Inc.*                          17,709
       1,000  Microsoft Corp.*                                 67,750
       1,500  Oracle Corp.*                                    24,240
       1,000  Siebel Systems, Inc.*                            45,580
         400  VERITAS Software Corp.*                          23,844
                                                            ---------
                                                              179,123
                                                            ---------

              CONSUMER GOODS  (1.9%)
       1,500  Philip Morris Co., Inc.                          75,165
                                                            ---------
              FINANCIAL SERVICES  (6.6%)
       1,400  Citigroup, Inc.                                  68,810
       1,000  Hartford Financial Services Group, Inc. (The)    62,100
       1,100  J.P. Morgan Chase & Co.                          52,778
       1,200  Merrill Lynch & Co., Inc.                        74,040
                                                            ---------
                                                              257,728
                                                            ---------
              INSURANCE  (1.0%)
         500  American International Group, Inc.               40,900
                                                            ---------
              MANUFACTURING  (2.1%)
       1,700  General Electric Co.                             82,501
                                                            ---------
              MEDICAL PRODUCTS  (3.3%)
       1,000  Incyte Genomics, Inc.*                           16,125
         700  Johnson & Johnson                                67,536
       1,000  Medtronic, Inc.                                  44,600
                                                            ---------
                                                              128,261
                                                            ---------

SHARES           SECURITY                                     VALUE
COMMON STOCK  (CONTINUED)
--------------------------------------------------------------------------------
UNITED STATES  (CONTINUED)

              MULTI-MEDIA  (0.5%)
         400  Viacom, Inc. Class B*                        $   20,824
                                                            ---------
              OIL & GAS  (2.7%)
       1,200  Exxon Mobile Corp.                              106,320
                                                            ---------
              PHARMACEUTICALS  (2.8%)
         800  American Home Products Corp.                     46,200
       1,500  Pfizer, Inc.                                     64,950
                                                            ---------
                                                              111,150
                                                            ---------

              RETAIL  (2.9%)
       1,000  Home Depot, Inc. (The)                           47,100
       1,300  Wal-Mart Stores, Inc.                            67,262
                                                            ---------
                                                              114,362
                                                            ---------

              TELECOMMUNICATION EQUIPMENT  (0.6%)
         400  CIENA Corp.*                                     22,024
                                                            ---------
              TELECOMMUNICATIONS  (3.5%)
         400  ALLTEL Corp.                                     21,844
         700  Brasil Telecom Participacoes SA ADR*             30,058
         800  Nextel Communications, Inc. Class A*             13,000
       1,300  Verizon Communications, Inc.                     71,591
                                                            ---------
                                                              136,493
                                                            ---------
              UTILITIES  (4.3%)
       1,400  Calpine Corp.*                                   79,786
       1,500  Constellation Energy Group                       71,610
         400  Mirant Corp.*                                    16,320
                                                            ---------
                                                              167,716
                                                            ---------
                                                            1,693,767
                                                            ---------
TOTAL COMMON STOCK                                          3,626,232
                                                            ---------

PRINCIPAL        SECURITY                     VALUE
REPURCHASE AGREEMENT  (7.3%)
--------------------------------------------------------------------------------
   $285,000  Fifth Third Bank, 4.40%, 05/01/01,
              (Collateralized by GARM)                        285,000
                                                            ---------
TOTAL REPURCHASE AGREEMENT                                    285,000
                                                            ---------
TOTAL INVESTMENTS (cost $4,735,150)(a) - (99.7%)            3,911,232
OTHER ASSETS IN EXCESS OF LIABILITIES - (0.3%)                 12,845
                                                            ---------
TOTAL NET ASSETS - (100.0%)                                $3,924,077
                                                            =========


(a) REPRESENTS COST FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES AND DIFFERS FROM VALUE BY NET UNREALIZED DEPRECIATION OF SECURITIES AS
      FOLLOWS:
      UNREALIZED APPRECIATION         $ 163,417
      UNREALIZED DEPRECIATION          (987,333)
                                       --------
      NET UNREALIZED DEPRECIATION     $(823,918)
                                       ========

ADR     American Depository Receipt
GARM    Ginnie Mae Adjustable Rate Mortgage
PLC     Public Limited Company

* DENOTES A NON-INCOME PRODUCING SECURITY.

SEE NOTES TO FINANCIAL STATEMENTS.

18  N A T I O N W I D E

GARTMORE FUNDS                                              [PHOTO]
--------------------------------------------------------------------------------
GARTMORE INTERNATIONAL SMALL CAP
GROWTH FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK?
   For the four months ended April 30, 2001, the Gartmore International Small Cap Growth Fund returned -10.30%(a) versus 0.45%(*) for the MSCI Developed Countries EAFE Small Cap Index, its benchmark. The Fund commenced operations on December 21, 2000.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?
   The Fund's underperformance is attributable primarily to a poor performance of growth stocks relative to value stocks over the period. In particular, quality growth stocks, which had outperformed in difficult markets during the fourth quarter of 2000, sold off on negative sentiment and aggressive profit taking. In addition, European equities underperformed the Japanese market at a time when the Fund held an overweighted position in European equities. At the same time, we have avoided high risk/high profile technology stocks such as those on the Neuer Markt in Germany, where valuations have been demanding. The Fund's largest holdings are companies with a visible and steady earnings stream, a strong franchise and limited downside risk.

WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR PORTFOLIO'S PERFORMANCE?+
   The Fund's top performing stock was eFunds, which rose by 27.87% relative to the Index since its purchase on February 21. Tecis, a German investment services company, was the Fund's worst performer, declining by 54.22% relative to the Index. Of the Fund's top five holdings, Stedim, a French company that produces flexible bio-containers for the pharmaeuticals industry, underperformed over the period, reflecting a lack of positive news flow after a strong performance dur-ing the fourth quarter of 2000. Permasteelisa, an Italian construction company that builds facades for buildings, outperformed on the back of good earnings visibility and the acquisition of a major competitor in Germany. Fugro, a Dutch oil services company, underperformed although the company's full-year profits rose by 13% and exceeded the company's own expectations. Rhoen-Klinikum, Germany's largest publicly-traded hospital chain, outperformed due to a strong profits outlook. Rigiflex International, a French advertising billboard company, strongly outperformed over the period on strong earnings momentum.

WHAT IS YOUR VIEW OF THE MARKET-AND YOUR FUND'S POSITION-GOING FORWARD?
   Going forward, the Fund intends to maintain a growth strategy. We continue to research new ideas to identify companies with speciality franchises, steady and visible earnings streams, strong managements and attractive valuations. At the same time we will continue to avoid those growth stocks that are particularly vulnerable to re-ratings. We remain positive towards technology in general, but would seek attractively valued companies in niche areas that are under-researched. While the bulk of the Fund is invested in Europe, we have decreased exposure to the region over the period in favor of Japan and the U.S. In Japan we feel there is more upside potential given the new government's evident commitment to improve the country's economic situation. In the U.S., small cap valuations are attractive relative to the large cap sector and tend to do well coming out of a recession.

PORTFOLIO MANAGER: GARTMORE GLOBAL PARTNERS-SUBADVISER

 * RETURN IS IN CAPITAL TERMS; TOTAL RETURN WILL BE AVAILABLE AT THE END OF THE NEXT QUARTER.
(a)PERFORMANCE OF CLASS A SHARES WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS ARE REINVESTED.

PORTFOLIO MARKET VALUE $4,454,127
APRIL 30, 2001
                                  [PIE CHART]

PORTFOLIO COMPOSITION AS A PERCENTAGE OF
TOTAL INVESTMENTS+
+(Subject to Change)

 Repurchase Agreement          2.8%

 Common Stock                 97.2%

AGGREGATE TOTAL RETURN
(For Period Ended April 30, 2001)

               CLASS A                        CLASS B
YEARS          W/O SC**         W/SC(1)       W/O SC**         W/SC(2)
================================================================================
 Life*         -10.30%         -15.46%        -10.50%         -14.98%

               CLASS C***                     INSTITUTIONAL
YEARS          W/O SC**         W/SC(3)       SERVICE CLASS(4)
================================================================================
 LIFE*         -10.40%         -11.29%        -10.20%
--------------------------------------------------------------------------------
               INSTITUTIONAL
YEARS          CLASS(4)
================================================================================
 Life*         -10.10%

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.
   *  FUND COMMENCED OPERATIONS ON DECEMBER 21, 2000.
  **  THESE RETURNS DO NOT REFLECT THE EFFECTS OF SALES CHARGE.
 *** THESE RETURNS INCLUDE PERFORMANCE OF THE FUND THAT WAS ACHIEVED PRIOR TO THE CREATION OF THE CLASS C SHARES (MARCH 1, 2001) WHICH IS THE SAME AS THE PERFORMANCE SHOWN FOR CLASS B SHARES. THE RETURNS HAVE BEEN RESTATED FOR SALES CHARGES BUT NOT FOR FEES APPLICABLE TO CLASS C SHARES. HAD CLASS C SHARES BEEN IN EXISTENCE FOR THE TIME PERIODS PRESENTED, THE PERFORMANCE OF CLASS C SHARES WOULD HAVE BEEN SIMILAR AS A RESULT OF SIMILAR EXPENSES.
  (1) A 5.75% FRONT-END SALES CHARGE WAS DEDUCTED.
  (2) A 5.00% CONTINGENT DEFERRED SALES CHARGE (CDSC) WAS DEDUCTED.
      THE CDSC DECLINES TO 0% AFTER 6 YEARS.
  (3) A 1.00% FRONT-END SALES CHARGE WAS DEDUCTED. A CDSC OF 1.00% WAS ALSO DEDUCTED BECAUSE IT IS CHARGED WHEN YOU SELL CLASS C SHARES WITHIN THE FIRST YEAR AFTER PURCHASE.
  (4) NOT SUBJECT TO ANY SALES CHARGES.
INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                         N A T I O N W I D E  19

STATEMENT OF INVESTMENTS
GARTMORE INTERNATIONAL SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001

SHARES           SECURITY                                        VALUE
COMMON STOCK (96.3%)
--------------------------------------------------------------------------------
ARGENTINA  (0.9%)

              BANKING  (0.9%)
       2,850  Grupo Financiero Galicia SA ADR               $  42,608
                                                             --------
--------------------------------------------------------------------------------
AUSTRALIA  (0.8%)

              MANUFACTURING  (0.8%)
      45,000  ERG Ltd.                                         34,476
          49  Gericom AG                                        1,303
                                                             --------
                                                               35,779
                                                             --------

--------------------------------------------------------------------------------
BELGIUM  (0.6%)

              PHARMACEUTICALS  (0.6%)
         800  Omega Pharma SA(*)                               26,419
                                                             --------

--------------------------------------------------------------------------------
BRAZIL  (0.7%)

              TELECOMMUNICATIONS  (0.7%)
       1,200  Tele Norte Celular Participacoes SA ADR          30,900
                                                             --------

--------------------------------------------------------------------------------
FINLAND  (1.0%)

              COMPUTER SOFTWARE/SERVICES  (1.0%)
       9,097  Aldata Solution Oyj*                             37,663
       6,158  Proha Oyj*                                        5,514
                                                             --------
                                                               43,177
                                                             --------

--------------------------------------------------------------------------------
FRANCE  (12.8%)

              BROADCASTING & TELEVISION  (1.1%)
         400  Groupe AB SA                                     14,078
       1,900  Groupe AB SA ADR                                 33,345
                                                             --------
                                                               47,423
                                                             --------
              BUILDING & CONSTRUCTION  (0.9%)
       2,200  Kaufman & Broad SA                               41,641
                                                             --------
              COMMERCIAL SERVICES  (0.3%)
       1,749  Ubiqus*                                          15,506
                                                             --------
              COMPUTER SOFTWARE/SERVICES  (1.8%)
         700  Metrologic Group*                                49,616
         600  Transiciel SA                                    29,788
                                                             --------
                                                               79,404
                                                             --------
              CONSULTING  (0.5%)
         300  Solving International SA*                        21,809
                                                             --------
              ELECTRONICS  (0.6%)
       3,700  Cofidur                                          27,062
                                                             --------
              HEALTHCARE  (1.1%)
         450  Medidep SA*                                      49,270
                                                             --------
              LEISURE  (0.5%)
         576  TRIGANO                                          23,490
                                                             --------
              MACHINERY & Equipment  (1.5%)
         480  Rigiflex International                           69,321
                                                             --------
              METAL FABRICATION  (0.6%)
         400  Delachaux                                        27,235
                                                             --------
              PHARMACEUTICALS  (1.8%)
         700  Stedim SA                                        79,931
                                                             --------

SHARES           SECURITY                                VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
FRANCE  (CONTINUED)

              SEMICONDUCTORS  (1.2%)
       3,086  Memscap SA*                                 $    20,109
       1,900  Silicon-On-Insulator Technologies(*)             33,689
                                                             --------
                                                               53,798
                                                             --------
              TELECOMMUNICATIONS  (0.9%)
       1,676  Genesys*                                         40,192
                                                             --------
                                                              576,082
                                                             --------

--------------------------------------------------------------------------------
GERMANY  (7.9%)

              BROADCASTING & TELEVISION  (1.1%)
       1,772  PrimaCom AG*                                     17,830
       4,150  Viva Media AG*                                   31,641
                                                             --------
                                                               49,471
                                                             --------
              ELECTRONICS  (1.4%)
       2,202  Techem AG                                        61,103
                                                             --------
              FINANCIAL SERVICES  (0.6%)
         900  Tecis Holding AG                                 26,570
                                                             --------
              HEALTHCARE  (2.7%)
       1,300  Rhoen-Klinikum AG                                72,494
       1,059  Roesch Medizintechnik AG*                        25,255
       1,102  UMS United Medical Systems
              International AG*                                23,447
                                                             --------
                                                              121,196
                                                             --------
              HUMAN RESOURCES  (0.7%)
       1,242  DIS Deutscher Industries Services AG             33,473
                                                             --------
              MACHINERY & Equipment  (0.7%)
         288  Technotrans AG                                   30,639
                                                             --------
              RETAIL  (0.7%)
          80  Hugo Boss AG                                     23,618
       1,178  Takkt AG                                          8,031
                                                             --------
                                                               31,649
                                                             --------
                                                              354,101
                                                             --------

--------------------------------------------------------------------------------
GREECE  (0.6%)

              BROADCASTING & Television  (0.6%)
       1,600  Antenna TV SA*                                   25,664
                                                             --------

--------------------------------------------------------------------------------
HONG KONG  (2.0%)

              FINANCIAL SERVICES  (2.0%)
       8,000  DAH Sing Financial Group                         43,595
      26,000  Hong Kong Exchanges & Clearing Ltd.              46,506
                                                             --------
                                                               90,101
                                                             --------

--------------------------------------------------------------------------------
HUNGARY  (1.1%)

              PHARMACEUTICALS  (1.1%)
         900  Gedeon Richter Rt. GDR                           50,400
                                                             --------

--------------------------------------------------------------------------------
INDIA  (1.0%)

              BANKING  (1.0%)
       7,000  ICICI Bank Ltd. ADR*                             46,480
                                                             --------

20 N A T I O N W I D E        CONTINUED

STATEMENT OF INVESTMENTS
GARTMORE INTERNATIONAL SMALL CAP GROWTH FUND CONTINUED                   [PHOTO]
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001

SHARES           SECURITY                              VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
IRELAND  (2.9%)

              FOOD & BEVERAGE  (1.2%)
       8,800  IAWS Group PLC                               $   54,611
                                                             --------
              MANUFACTURING  (1.3%)
      15,200  Interpump Group SpA                              57,271
                                                             --------
              TELECOMMUNICATIONS  (0.4%)
       3,683  ITG Group PLC*                                   19,591
                                                             --------
                                                              131,473
                                                             --------

--------------------------------------------------------------------------------
ITALY  (3.6%)

              BROADCASTING & Television  (0.5%)
         307  Mondo TV SpA*                                    20,249
                                                             --------
              ENGINEERING  (1.6%)
       5,400  Permasteelisa SpA                                77,077
                                                             --------
              RETAIL  (0.6%)
       2,100  Gruppo Coin SpA*                                 25,506
                                                             --------
              TRANSPORTATION  (0.9%)
      11,600  Ferretti SpA*                                    41,033
                                                             --------
                                                              163,865
                                                             --------

--------------------------------------------------------------------------------
JAPAN  (26.9%)

              BANKING  (0.8%)
       5,000  The Bank of Kyoto Ltd.                           21,613
       2,000  The Suruga Bank Ltd.                             14,571
                                                             --------
                                                               36,184
                                                             --------
              CHEMICALS  (1.5%)
       1,210  Arisawa Manufacturing Co. Ltd.                   25,173
      11,000  Nippon Sanso Corp.                               42,207
                                                             --------
                                                               67,380
                                                             --------
              COMPUTER SOFTWARE/SERVICES  (3.0%)
         500  Capcom Co. Ltd.                                  15,542
         900  Hitachi Information Systems Ltd.                 25,426
         300  Itochu Techno-Science Corp.                      31,084
       1,500  Justsystem Corp.*                                31,570
         400  OBIC Business Consultants Ltd.                   26,065
         100  Toyo Business Engineering Corp.                   4,533
                                                             --------
                                                              134,220
                                                             --------
              CONSULTING  (1.1%)
         400  JAFCO Co. Ltd.                                   47,209
                                                             --------
              DISTRIBUTION  (0.8%)
       1,400  Hakuto Co. Ltd.                                  35,358
                                                             --------
              ELECTRONICS  (4.3%)
       3,000  Alpine Electronics, Inc.                         28,777
       3,000  IDEC IZUMI Corp.                                 26,665
       1,900  Kuroda Electric Co. Ltd.                         30,530
         525  Macnica, Inc.                                    33,998
           4  V Technology Co. Ltd.*                           38,855
       2,400  Yamaichi Electronics Co. Ltd.                    36,913
                                                             --------
                                                              195,738
                                                             --------

SHARES           SECURITY                                   VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
JAPAN  (CONTINUED)

              FINANCIAL SERVICES  (2.6%)
         400  Aiful Corp.                                  $   37,204
       2,000  JACCS Co. Ltd.                                    6,751
       6,000  Japan Securities Finance Co.                     25,985
       1,600  Sanyo Electric Credit Co. Ltd.                   47,922
                                                             --------
                                                              117,862
                                                             --------
              FOOD & BEVERAGE  (1.3%)
       2,300  Katokichi Co. Ltd.                               58,088
                                                             --------

              LUXURY GOODS  (2.2%)
       4,000  Noritz Corp.                                     43,421
         800  Otsuka Kagu Ltd.                                 57,635
                                                             --------
                                                              101,056
                                                             --------
              MACHINERY & EQUIPMENT  (1.1%)
       5,000  AIDA Engineering Ltd.                            18,375
       8,000  Furukawa Co. Ltd.                                15,154
       4,000  Toshiba Tungaloy Co. Ltd.                        15,931
                                                             --------
                                                               49,460
                                                             --------
              MANUFACTURING  (2.9%)
       2,000  Amano Corp.                                      16,174
       1,000  ARRK Corp.                                       37,641
       3,000  Fujikura Ltd.                                    23,678
         900  Moritex Corp.                                    28,996
       2,900  Nitta Corp.                                      23,428
                                                             --------
                                                              129,917
                                                             --------
              METALS & MINING  (2.3%)
         700  Misumi Corp.                                     40,232
      13,000  Pacific Metals Co. Ltd.*                         22,941
       5,000  Sumitomo Metal & Mining Co. Ltd.                 20,318
       2,000  Tsubaki Nakashima Co. Ltd.                       18,618
                                                             --------
                                                              102,109
                                                             --------
              RESTAURANTS  (0.9%)
         600  Doutor Coffee Co. Ltd.                           39,487
                                                             --------
              TELECOMMUNICATIONS EQUIPMENT  (0.5%)
       4,000  Japan Radio Co. Ltd.                             22,666
                                                             --------
              TOYS  (1.1%)
         700  Bandai Co. Ltd.                                  23,912
       1,100  Tomy Co. Ltd.                                    26,580
                                                             --------
                                                               50,492
                                                             --------
              TRANSPORTATION  (0.5%)
      12,000  SENKO Co. Ltd.                                   22,925
                                                             --------
                                                            1,210,151
                                                            ---------

--------------------------------------------------------------------------------
MEXICO  (1.9%)

              BROADCASTING & TELEVISION  (0.8%)
       4,500  TV Azteca SA                                     34,065
                                                             --------
              RETAIL  (1.1%)
       5,500  Grupo Elektra SA de CV ADR                       50,600
                                                             --------
                                                               84,665
                                                             --------

                                CONTINUED                N A T I O N W I D E  21

STATEMENT OF INVESTMENTS
GARTMORE INTERNATIONAL SMALL CAP GROWTH FUND CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001

SHARES           SECURITY                              VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
NETHERLANDS  (4.6%)

              ADVERTISING/MARKETING  (0.5%)
       4,200  Trader.com NV*                                 $ 23,756
                                                             --------
              BUILDING & CONSTRUCTION  (0.7%)
       1,000  Boskalis Westminster NV                          29,478
                                                             --------
              ENGINEERING  (1.7%)
       1,200  Fugro NV                                         76,066
                                                             --------
              PACKAGING  (0.4%)
       6,186  IFCO Systems NV*                                 18,262
                                                             --------
              TELECOMMUNICATIONS  (0.8%)
         706  Draka Holding NV                                 34,675
                                                             --------
              TRANSPORTATION  (0.5%)
         500  IHC Caland NV                                    23,050
                                                             --------
                                                              205,287
                                                             --------

--------------------------------------------------------------------------------
NORWAY  (2.7%)

              BROADCASTING & TELEVISION  (0.5%)
       4,600  P4 Radio Hele Norge ASA                          22,714
                                                             --------
              COMPUTER SOFTWARE/SERVICES  (1.0%)
       1,200  EDB Business Partner ASA                         13,957
       2,809  VMetro ASA                                       31,439
                                                             --------
                                                               45,396
                                                             --------
              OIL & GAS  (1.2%)
       3,100  TGS Nopec Geophysical Co. ASA*                   52,043
                                                             --------
                                                              120,153
                                                             --------

--------------------------------------------------------------------------------
RUSSIA  (0.9%)

              COMPUTER SOFTWARE/SERVICES  (0.0%)
         444  COR AG Insurance Technologies*                    2,169
                                                             --------
              OIL & GAS  (0.9%)
       4,500  AO Tetneft ADR                                   39,420
                                                             --------
                                                               41,589
                                                             --------

--------------------------------------------------------------------------------
SOUTH AFRICA  (0.9%)

              RETAIL  (0.9%)
      40,000  Massmart Holdings Ltd.*                          39,925
                                                             --------

--------------------------------------------------------------------------------
SWEDEN  (3.4%)

              COMPUTER SOFTWARE/SERVICES  (2.0%)
       1,800  Micronic Laser Systems AB*                       35,751
       3,400  ORC Software AB                                  55,943
                                                             --------
                                                               91,694
                                                             --------
              CONSULTING  (0.9%)
       4,639  Observer AB-B Shares                             38,843
                                                             --------
              HEALTHCARE  (0.5%)
       4,000  PyroSequencing AB*                               21,225
                                                             --------
                                                              151,762
                                                             --------

--------------------------------------------------------------------------------
SWITZERLAND  (3.1%)

              COMPUTER HARDWARE  (1.2%)
         183  Logitech International SA*                       55,908
                                                             --------

SHARES           SECURITY                   VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
SWITZERLAND  (CONTINUED)

              ELECTRONICS  (1.2%)
         200  Leica Geosystems AG*                           $ 54,587
                                                             --------
              PHARMACEUTICALS  (0.7%)
       1,000  Jomed NV*                                        29,974
                                                             --------
                                                              140,469
                                                             --------

--------------------------------------------------------------------------------
TAIWAN  (0.7%)

              SEMICONDUCTORS  (0.7%)
       2,000  Macronix International Co. Ltd. ADR*             31,500
                                                             --------

--------------------------------------------------------------------------------
UNITED KINGDOM  (11.8%)

              AIRPORTS  (0.7%)
      16,184  TBI PLC                                          18,872
      11,816  TBI PLC*                                         13,863
                                                             --------
                                                               32,735
                                                             --------
              BROADCASTING & TELEVISION  (0.9%)
       6,300  Television Corp. PLC                             39,212
                                                             --------
              BUILDING & CONSTRUCTION  (1.3%)
       8,900  Crest Nicholson PLC                              29,162
      11,000  George Wimpey PLC                                31,045
                                                             --------
                                                               60,207
                                                             --------
              COMPUTER SOFTWARE/SERVICES  (1.5%)
       9,100  Intechnology PLC*                                40,689
       2,300  Torex PLC                                        25,258
                                                             --------
                                                               65,947
                                                             --------
              DIVERSIFIED  (1.4%)
      11,300  Hunting PLC                                      32,741
       3,600  Interserve PLC                                   30,725
                                                             --------
                                                               63,466
                                                             --------
              FINANCIAL SERVICES  (0.7%)
       8,100  Inter-Alliance Group PLC*                        33,320
                                                             --------
              HEALTHCARE  (1.3%)
       7,100  Nestor Healthcare Group PLC                      60,191
                                                             --------
              HOUSEHOLD PRODUCTS  (0.8%)
       5,300  Homestyle Group PLC                              34,011
                                                             --------
              INSURANCE  (0.7%)
       8,400  Cox Insurance Holdings PLC                       30,228
                                                             --------
              LEISURE  (0.7%)
       7,700  Holmes Place PLC                                 32,777
                                                             --------
              MULTI-MEDIA  (0.3%)
       4,123  Winchester Entertainment PLC*                    12,536
                                                             --------
              POLLUTION CONTROL SERVICES & EQUIPMENT  (0.6%)
       9,700  RPS Group PLC                                    25,121
                                                             --------
              REAL ESTATE  (0.9%)
       5,300  Jermyn Investment PPTYS PLC                      41,329
                                                             --------
                                                              531,080
                                                             --------

22  N A T I O N W I D E            CONTINUED

STATEMENT OF INVESTMENTS
GARTMORE INTERNATIONAL SMALL CAP GROWTH FUND CONTINUED                   [PHOTO]
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001

SHARES           SECURITY                                VALUE
COMMON STOCK (CONTINUED)
--------------------------------------------------------------------------------
UNITED STATES  (3.5%)

              COMPUTER EQUIPMENT  (0.7%)
       4,000  M-SYSTEMS Flash Disk Pioneer Ltd.*          $    31,640
                                                             --------
              CONSULTING  (0.6%)
         740  Maximus, Inc.*                                   26,203
                                                             --------
              DATA PROCESSING  (0.7%)
       1,680  eFunds Corp.*                                    32,760
                                                             --------
              HOTEL/GAMING  (0.5%)
       1,430  Extended Stay America, Inc.*                     22,666
                                                             --------
              SCHOOLS  (0.6%)
       1,310  Sylvan Learning Systems, Inc.*                   26,488
                                                             --------

              SEMICONDUCTORS  (0.4%)
         300  Dupont Photomasks, Inc.*                         16,740
                                                             --------
                                                              156,497
                                                             --------
TOTAL COMMON STOCK                                          4,330,127
                                                             --------


PRINCIPAL        SECURITY                   VALUE
REPURCHASE AGREEMENT  (2.8%)
--------------------------------------------------------------------------------
   $124,000  Fifth Third Bank, 4.40%, 05/01/01,
              (Collateralized by GARM)                     $  124,000
                                                            ---------
TOTAL REPURCHASE AGREEMENT                                    124,000
                                                            ---------
TOTAL INVESTMENTS (Cost $4,771,769)(a) - (99.1%)            4,454,127
OTHER ASSETS IN EXCESS OF LIABILITIES - (0.9%)                 40,691
                                                            ---------
TOTAL NET ASSETS - (100.0%)                                $4,494,818
                                                            =========

--------------------------------------------------------------------------------
(a) REPRESENTS COST FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES AND DIFFERS FROM VALUE BY NET UNREALIZED DEPRECIATION OF SECURITIES AS
      FOLLOWS:
      UNREALIZED APPRECIATION         $ 178,940
      UNREALIZED DEPRECIATION          (496,582)
                                      ---------
      NET UNREALIZED DEPRECIATION     $(317,642)
                                      =========

ADR     American Depository Receipt
CV      Convertible
GARM    Ginnie Mae Adjustable Rate Mortgage
GDR     Global Depository Receipt
PLC     Public Limited Company

 *  DENOTES A NON-INCOME PRODUCING SECURITY.

SEE NOTES TO FINANCIAL STATEMENTS.







                                                         N A T I O N W I D E  23

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001

                                                                                             GARTMORE
                                                                                               GLOBAL         GARTMORE
                                                                                       TECHNOLOGY AND         EMERGING
                                                                                       COMMUNICATIONS          MARKETS
                                                                                                 FUND             FUND
----------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value (cost $4,653,780; $4,543,964; $7,539,225 and
   $4,450,150; respectively)                                                             $  4,798,999     $  3,929,151
Repurchase agreements, at cost                                                                518,000          154,000
                                                                                         ------------     ------------
   Total Investments                                                                        5,316,999        4,083,151
                                                                                         ------------     ------------
Cash                                                                                              866              893
Foreign currency, at value (cost $0; $0; $17,891 and $6,658; respectively)                          -                -
Interest and dividends receivable                                                               1,421            3,571
Receivable for capital shares issued                                                           14,885                -
Receivable for investments sold                                                               194,811          105,532
Receivable from adviser                                                                        27,837           14,335
Net receivable for variation margin on futures contracts                                            -                -
Reclaims receivable                                                                                 -                -
Prepaid expenses and other assets                                                              14,992           13,978
                                                                                         ------------     ------------
   Total Assets                                                                             5,571,811        4,221,460
                                                                                         ------------     ------------
LIABILITIES:
Payable for foreign currency, at value (cost $2,710; $12,713; $0 and $0; respectively)          2,722           12,694
Payable for investments purchased                                                             275,205          121,862
Net unrealized depreciation for forward foreign currency contracts                                543              182
Accrued expenses and other payables
    Investment advisory fees                                                                    3,788            3,608
    Fund administration fees                                                                    6,164            6,164
    Transfer agent fees                                                                         2,703              640
    Distribution fees                                                                           1,604            1,381
    Administrative servicing fees                                                                   4                -
    Other                                                                                       3,823           14,501
                                                                                         ------------     ------------
    Total Liabilities                                                                         296,556          161,032
                                                                                         ------------     ------------
NET ASSETS                                                                               $  5,275,255     $  4,060,428
                                                                                         ============     ============
REPRESENTED BY:
Capital                                                                                  $ 10,079,360     $  5,267,576
Accumulated net investment income (loss)                                                      (31,449)          (4,168)
Accumulated net realized gains (losses) from investments, futures, and
    foreign currency transactions                                                          (4,917,522)        (587,934)
Net unrealized appreciation (depreciation) on investments, futures, and translation
    of assets and liabilities denominated in foreign currencies                               144,866         (615,046)
                                                                                         ------------     ------------
NET ASSETS                                                                               $  5,275,255     $  4,060,428
                                                                                         ============     ============
NET ASSETS:
Class A Shares                                                                           $  2,806,133     $  1,335,392
Class B Shares                                                                              1,496,685        1,459,285
Class C Shares                                                                                  1,863               25(a)
Institutional Service Class Shares                                                            970,574        1,265,726
                                                                                         ------------     ------------
Total                                                                                    $  5,275,255     $  4,060,428
                                                                                         ============     ============
SHARES OUTSTANDING (unlimited number of shares authorized):
Class A Shares                                                                                521,530          176,648
Class B Shares                                                                                280,794          193,530
Class C Shares                                                                                    348                3(a)
Institutional Service Class Shares                                                            179,942          166,891
                                                                                         ------------     ------------
Total                                                                                         982,614          537,072
                                                                                         ============     ============
NET ASSET VALUE:
Class A Shares                                                                           $       5.38     $       7.56
Class B Shares*                                                                          $       5.33     $       7.54
Class C Shares**                                                                         $       5.35     $       7.57
Institutional Service Class Shares                                                       $       5.39     $       7.58

MAXIMUM OFFERING PRICE PER SHARE (100%/(100%-Maximum Sales Charge) of
    net asset value adjusted to nearest cent):
Class A Shares                                                                           $       5.71     $       8.02
Class C Shares                                                                           $       5.40     $       7.65
                                                                                         ------------     ------------
Maximum Sales Charge - Class A Shares                                                            5.75%            5.75%
                                                                                         ------------     ------------

Maximum Sales Charge - Class C Shares                                                            1.00%            1.00%
                                                                                         ============     ============


                                                                                            GARTMORE             GARTMORE
                                                                                       INTERNATIONAL               GLOBAL
                                                                                              GROWTH              LEADERS
                                                                                                FUND                 FUND
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value (cost $4,653,780; $4,543,964; $7,539,225 and
   $4,450,150; respectively)                                                             $  7,156,709       $  3,626,232
Repurchase agreements, at cost                                                                329,000            285,000
                                                                                         ------------       ------------
   Total Investments                                                                        7,485,709          3,911,232
                                                                                         ------------       ------------
Cash                                                                                          340,565                323
Foreign currency, at value (cost $0; $0; $17,891 and $6,658; respectively)                     17,823              6,592
Interest and dividends receivable                                                              14,685              5,284
Receivable for capital shares issued                                                                -                  -
Receivable for investments sold                                                                     -                  -
Receivable from adviser                                                                        20,680             15,322
Net receivable for variation margin on futures contracts                                        2,473                  -
Reclaims receivable                                                                             1,231                489
Prepaid expenses and other assets                                                              14,379             11,127
                                                                                         ------------       ------------
   Total Assets                                                                             7,897,545          3,950,369
                                                                                         ------------       ------------
LIABILITIES:
Payable for foreign currency, at value (cost $2,710; $12,713; $0 and $0; respectively)              -                  -
Payable for investments purchased                                                              15,786                  -
Net unrealized depreciation for forward foreign currency contracts                                171                  -
Accrued expenses and other payables
    Investment advisory fees                                                                    6,158              3,078
    Fund administration fees                                                                    6,164              6,164
    Transfer agent fees                                                                           982                413
    Distribution fees                                                                           2,558              1,274
    Administrative servicing fees                                                                   -                  -
    Other                                                                                      27,930             15,363
                                                                                         ------------       ------------
    Total Liabilities                                                                          59,749             26,292
                                                                                         ------------       ------------
NET ASSETS                                                                               $  7,837,796       $  3,924,077
                                                                                         ============       ============
REPRESENTED BY:
Capital                                                                                  $ 10,047,700       $  5,046,858
Accumulated net investment income (loss)                                                      (25,506)            (4,415)
Accumulated net realized gains (losses) from investments, futures, and
    foreign currency transactions                                                          (1,818,762)          (294,361)
Net unrealized appreciation (depreciation) on investments, futures, and translation
    of assets and liabilities denominated in foreign currencies                              (365,636)          (824,005)
                                                                                         ------------       ------------
NET ASSETS                                                                               $  7,837,796       $  3,924,077
                                                                                         ============       ============
NET ASSETS:
Class A Shares                                                                           $  2,662,055       $  1,337,629
Class B Shares                                                                              2,589,691          1,291,532
Class C Shares                                                                                     25(b)              25(c)
Institutional Service Class Shares                                                          2,586,025          1,294,891
                                                                                         ------------       ------------
Total                                                                                    $  7,837,796       $  3,924,077
                                                                                         ============       ============
SHARES OUTSTANDING (unlimited number of shares authorized):
Class A Shares                                                                                343,922            172,577
Class B Shares                                                                                336,056            167,343
Class C Shares                                                                                      3(b)               3(c)
Institutional Service Class Shares                                                            333,333            166,667
                                                                                         ------------       ------------
Total                                                                                       1,013,314            506,590
                                                                                         ============       ============
NET ASSET VALUE:
Class A Shares                                                                           $       7.74       $       7.75
Class B Shares*                                                                          $       7.71       $       7.72
Class C Shares**                                                                         $       7.73       $       7.74
Institutional Service Class Shares                                                       $       7.76       $       7.77

MAXIMUM OFFERING PRICE PER SHARE (100%/(100%-Maximum Sales Charge) of
    net asset value adjusted to nearest cent):
Class A Shares                                                                           $       8.21       $       8.22
Class C Shares                                                                           $       7.81       $       7.82
                                                                                         ------------       ------------
Maximum Sales Charge - Class A Shares                                                            5.75%              5.75%
                                                                                         ============       ============
Maximum Sales Charge - Class C Shares                                                            1.00%              1.00%
                                                                                         ============       ============
-------------------------------------------------------------------------------------------------------------------------

(a)  NET ASSETS ARE ACTUALLY $25.01 AND SHARES OUTSTANDING ARE 3.303 SHARES.
(b)  NET ASSETS ARE ACTUALLY $25.03 AND SHARES OUTSTANDING ARE 3.238 SHARES.
(c)  NET ASSETS ARE ACTUALLY $24.90 AND SHARES OUTSTANDING ARE 3.218 SHARES.
 * FOR CLASS B SHARES, THE REDEMPTION PRICE PER SHARE VARIES BY LENGTH OF TIME SHARES ARE HELD AND ARE NOT SUBJECT TO A FRONT-END SALES CHARGE.
 ** FOR CLASS C SHARES, THE REDEMPTION PRICE PER SHARE IS 1.00% FOR SHARES HELD LESS THAN ONE YEAR AND ARE ALSO SUBJECT TO A FRONT-END SALES CHARGE.

SEE NOTES TO FINANCIAL STATEMENTS.

24  N A T I O N W I D E

STATEMENTS OF ASSETS AND LIABILITIES CONTINUED                           [PHOTO]
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001

                                                                                     GARTMORE
                                                                                INTERNATIONAL
                                                                                    SMALL CAP
                                                                                       GROWTH
                                                                                         FUND
---------------------------------------------------------------------------------------------
ASSETS:
Investments, at value (cost $4,647,769)                                           $ 4,330,127
Repurchase agreements, at cost                                                        124,000
                                                                                  -----------
    Total Investments                                                               4,454,127
                                                                                  -----------
Cash                                                                                      825
Foreign currency, at value (cost $2,465)                                                2,465
Interest and dividends receivable                                                       8,566
Receivable for investments sold                                                        59,255
Receivable from adviser                                                                17,447
Reclaims receivable                                                                        70
Prepaid expenses and other assets                                                      28,864
                                                                                  -----------
    Total Assets                                                                    4,571,619
                                                                                  -----------
LIABILITIES:
Payable for investments purchased                                                      51,237
Net unrealized depreciation for forward foreign currency contracts                         15
Accrued expenses and other payables
    Investment advisory fees                                                            3,922
    Fund administration fees                                                            6,164
    Transfer agent fees                                                                   332
    Distribution fees                                                                   1,113
    Other                                                                              14,018
    Total Liabilities                                                                  76,801
                                                                                  -----------
NET ASSETS                                                                        $ 4,494,818
                                                                                  ===========
REPRESENTED BY:
Capital                                                                           $ 5,007,763
Accumulated net investment income (loss)                                               (3,561)
Accumulated net realized gains (losses) from investment transactions                 (191,963)
Net unrealized appreciation (depreciation) on investments                            (317,421)
                                                                                  -----------
NET ASSETS                                                                        $ 4,494,818
                                                                                  ===========
NET ASSETS:
Class A Shares                                                                    $ 1,123,886
Class B Shares                                                                      1,124,005
Class C Shares                                                                            527(a)
Institutional Service Class Shares                                                  1,122,882
Institutional Class Shares                                                          1,123,518
                                                                                  -----------
Total                                                                             $ 4,494,818
                                                                                  ===========
SHARES OUTSTANDING (unlimited number of shares authorized):
Class A Shares                                                                        125,267
Class B Shares                                                                        125,564
Class C Shares                                                                             59(a)
Institutional Service Class Shares                                                    125,000
Institutional Class Shares                                                            125,000
                                                                                  -----------
Total                                                                                 500,890
                                                                                  ===========
NET ASSET VALUE:
Class A Shares                                                                    $      8.97
Class B Shares*                                                                   $      8.95
Class C Shares**                                                                  $      8.96
Institutional Service Class Shares                                                $      8.98
Institutional Class Shares                                                        $      8.99

MAXIMUM OFFERING PRICE PER SHARE (100%/(100%-Maximum Sales Charge) of net asset value adjusted to nearest cent):
Class A Shares                                                                    $      9.52
Class C Shares                                                                    $      9.05
                                                                                  -----------
Maximum Sales Charge - Class A Shares                                                    5.75%
                                                                                  ===========

Maximum Sales Charge - Class C Shares                                                    1.00%
                                                                                  ===========
---------------------------------------------------------------------------------------------

(a)  NET ASSETS ARE ACTUALLY $527.35 AND SHARES OUTSTANDING ARE 58.826 SHARES.
 * FOR CLASS B SHARES, THE REDEMPTION PRICE PER SHARE VARIES BY LENGTH OF TIME SHARES ARE HELD AND ARE NOT SUBJECT TO A FRONT-END SALES CHARGE.
 ** FOR CLASS C SHARES, THE REDEMPTION PRICE PER SHARE IS 1.00% FOR SHARES HELD LESS THAN ONE YEAR AND ARE ALSO SUBJECT TO A FRONT-END SALES CHARGE.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                         N A T I O N W I D E  25

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
(UNAUDITED)       FOR THE SIX MONTHS ENDED APRIL 30, 2001

                                                                  GARTMORE
                                                                    GLOBAL         GARTMORE         GARTMORE         GARTMORE
                                                            TECHNOLOGY AND         EMERGING    INTERNATIONAL           GLOBAL
                                                            COMMUNICATIONS          MARKETS           GROWTH          LEADERS
                                                                      FUND             FUND             FUND             FUND
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                                $    22,917      $     5,029      $     7,313      $     8,125
Dividend income (net of withholding tax of $179; $1,968;
   $5,270 and $1,542; respectively)                                  2,963           37,345           45,964           24,624
                                                               -----------      -----------      -----------      -----------
   Total Income                                                     25,880           42,374           53,277           32,749
                                                               -----------      -----------      -----------      -----------
-----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                            30,782           22,923           40,626           20,252
Fund administration fees                                            37,192           37,192           37,192           37,192
Distribution fees Class A                                            4,231            1,643            3,436            1,712
Distribution fees Class B                                            8,476            7,004           13,445            6,691
Distribution fees Class C                                                1                -                -                -
Administrative servicing fees Class A                                   13                -                -                -
Accounting fees                                                         17            2,159            7,951            4,762
Transfer agent fees                                                  8,375              519              983              382
Trustees' fees                                                         140               73              145               77
Professional fees                                                    6,333            6,139            6,263            6,146
Custodian fees                                                      10,436            6,488           25,654           11,267
Insurance fees                                                          15               10               22                9
Registration and filing fees                                        23,698           22,386           23,282           22,029
Printing fees                                                       26,016            4,541            9,031            2,479
Other                                                                   33               25               32               20
                                                               -----------      -----------      -----------      -----------
   Total expenses before waived or reimbursed expenses             155,758          111,102          168,062          113,018
Expenses waived or reimbursed                                      (98,429)         (66,250)         (89,278)         (75,854)
                                                               -----------      -----------      -----------      -----------
   Total Expenses                                                   57,329           44,852           78,784           37,164
                                                               -----------      -----------      -----------      -----------
Net Investment Income (loss)                                       (31,449)          (2,478)         (25,507)          (4,415)
                                                               -----------      -----------      -----------      -----------
-----------------------------------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains (losses) on investments, futures, and
    foreign currency transactions                               (4,841,942)        (528,629)      (1,264,654)        (168,650)
Net change in unrealized appreciation/depreciation
    on investments, futures, and translation of assets and
    liabilities denominated in foreign currencies                  255,406          264,162          160,915         (515,946)
                                                               -----------      -----------      -----------      -----------
Net realized/unrealized gains (losses) on investments,
    futures, and foreign currencies                             (4,586,536)        (264,467)      (1,103,739)        (684,596)
                                                               -----------      -----------      -----------      -----------
CHANGE IN NET ASSETS FROM OPERATIONS                           $(4,617,985)     $  (266,945)     $(1,129,246)     $  (689,011)
                                                               ===========      ===========      ===========      ===========
-----------------------------------------------------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS.


26  N A T I O N W I D E

STATEMENTS OF OPERATIONS CONTINUED                                       [PHOTO]
--------------------------------------------------------------------------------
(UNAUDITED)       FOR THE PERIOD ENDED APRIL 30, 2001

                                                                                                 GARTMORE
                                                                                            INTERNATIONAL
                                                                                                SMALL CAP
                                                                                                   GROWTH
                                                                                                  FUND(a)
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                                                                 $  13,951
Dividend income (net of withholding tax of $1,264)                                                 13,023
                                                                                                ---------
    Total Income                                                                                   26,974
                                                                                                ---------
---------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                                                           18,693
Fund administration fees                                                                           26,912
Distribution fees Class A                                                                           1,062
Distribution fees Class B                                                                           4,244
Accounting fees                                                                                     3,985
Transfer agent fees                                                                                   587
Trustees'fees                                                                                          66
Professional fees                                                                                   3,991
Custodian fees                                                                                      8,035
Insurance fees                                                                                         16
Registration and filing fees                                                                       15,661
Printing fees                                                                                       8,733
Other                                                                                                  74
                                                                                                ---------
    Total expenses before waived or reimbursed expenses                                            92,059
Expenses waived or reimbursed                                                                     (61,524)
                                                                                                ---------
    Total Expenses                                                                                 30,535
                                                                                                ---------
Net Investment Income (Loss)                                                                       (3,561)
                                                                                                ---------
---------------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains (losses) on investments and foreign currency transactions                     (191,963)
Net change in unrealized appreciation/depreciation on investments and translation of assets
    and liabilities denominated in foreign currencies                                            (317,421)
                                                                                                ---------
Net realized/unrealized gains (losses) on investments and foreign currencies                     (509,384)
                                                                                                ---------
CHANGE IN NET ASSETS FROM OPERATIONS                                                            $(512,945)
                                                                                                =========
---------------------------------------------------------------------------------------------------------


(a) FOR THE PERIOD FROM DECEMBER 21, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                         N A T I O N W I D E  27

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         GARTMORE GLOBAL TECHNOLOGY        GARTMORE EMERGING
                                                                         AND COMMUNICATIONS FUND              MARKETS FUND
                                                                          SIX MONTHS                    SIX MONTHS
                                                                               ENDED                         ENDED
                                                                           APRIL 30,   PERIOD ENDED      APRIL 30,   PERIOD ENDED
                                                                                2001    OCTOBER 31,           2001    OCTOBER 31,
                                                                         (UNAUDITED)        2001(a)    (UNAUDITED)        2000(b)
---------------------------------------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                                            $   (31,449)   $   (25,215)   $    (2,478)   $    (3,334)
Net realized gains (losses) on investments and foreign currency
   transactions                                                          (4,841,942)       479,989       (528,629)       (61,645)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign
   currencies                                                               255,406       (110,540)       264,162       (879,208)
                                                                        -----------    -----------    -----------    -----------
Change in net assets from operations                                     (4,617,985)       344,234       (266,945)      (944,187)
                                                                        -----------    -----------    -----------    -----------
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
In excess of net investment income                                                -              -              -         (1,612)
Net realized gains on investments                                          (296,134)             -              -              -
DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
In excess of net investment income                                                -              -              -           (962)
Net realized gains on investments                                          (145,333)             -              -              -
DISTRIBUTIONS TO INSTITUTIONAL SERVICE CLASS SHAREHOLDERS FROM:
In excess of net investment income                                                -              -              -         (1,970)
Net realized gains on investments                                          (105,669)             -              -              -
                                                                        -----------    -----------    -----------    -----------
Change in net assets from shareholder distributions                        (547,136)             -              -         (4,544)
                                                                        -----------    -----------    -----------    -----------
Change in net assets from capital transactions                            1,708,843      8,387,299        254,948      5,021,156
                                                                        -----------    -----------    -----------    -----------
Change in net assets                                                     (3,456,278)     8,731,533        (11,997)     4,072,425
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                       8,731,533              -      4,072,425              -
                                                                        -----------    -----------    -----------    -----------
End of period                                                           $ 5,275,255    $ 8,731,533    $ 4,060,428    $ 4,072,425
                                                                        ===========    ===========    ===========    ===========
---------------------------------------------------------------------------------------------------------------------------------

(a) FOR THE PERIOD FROM JUNE 30, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.
(b) FOR THE PERIOD FROM AUGUST 30, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.


28  N A T I O N W I D E

STATEMENTS OF CHANGES IN NET ASSETS CONTINUED                            [PHOTO]
--------------------------------------------------------------------------------

                                                                                                                         GARTMORE
                                                                                                                      INTERNATIONAL
                                                              GARTMORE INTERNATIONAL            GARTMORE GLOBAL         SMALL CAP
                                                                   GROWTH FUND                    LEADERS FUND         GROWTH FUND
                                                           SIX MONTHS                      SIX MONTHS
                                                                ENDED                           ENDED                  PERIOD ENDED
                                                            APRIL 30,    PERIOD ENDED       APRIL 30,   PERIOD ENDED      APRIL 30,
                                                                 2001     OCTOBER 31,            2001    OCTOBER 31,        2001(b)
                                                          (UNAUDITED)         2001(a)     (UNAUDITED)        2000(a)    (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                             $   (25,507)   $       (548)   $     (4,415)   $      (288)   $    (3,561)
Net realized gains (losses) on investments,
   futures, and foreign currency transactions             (1,264,654)       (619,236)       (168,650)      (132,360)      (191,963)
Net change in unrealized appreciation/depreciation on
   investments, futures, and translation of assets and
   liabilities denominated in foreign currencies             160,915        (526,551)       (515,946)      (308,059)      (317,421)
                                                         -----------     -----------     -----------    -----------    -----------
Change in net assets from operations                      (1,129,246)     (1,146,335)       (689,011)      (440,707)      (512,945)
                                                         -----------     -----------     -----------    -----------    -----------
Change in net assets from capital transactions                88,964      10,024,413          30,795      5,023,000      5,007,763
                                                         -----------     -----------     -----------    -----------    -----------
Change in net assets                                      (1,040,282)      8,878,078        (658,216)     4,582,293      4,494,818
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                        8,878,078               -       4,582,293              -              -
                                                         -----------     -----------     -----------    -----------    -----------
End of period                                            $ 7,837,796      $8,878,078     $ 3,924,077    $ 4,582,293    $ 4,494,818
                                                         ===========     ===========     ===========    ===========    ===========
-----------------------------------------------------------------------------------------------------------------------------------

(a) FOR THE PERIOD FROM AUGUST 30, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.
(b) FOR THE PERIOD FROM DECEMBER 21, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                          N A T I O N W I D E 29

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING


                                                                   CLASS A SHARES                      CLASS B SHARES
                                                           SIX MONTHS                        SIX MONTHS
                                                                ENDED                             ENDED
   GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND       APRIL 30,     PERIOD ENDED        APRIL 30,      PERIOD ENDED
                                                                 2001      OCTOBER 31,             2001       OCTOBER 31,
                                                          (UNAUDITED)          2000(a)      (UNAUDITED)           2000(a)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF YEAR                           $   11.12        $   10.00        $   11.09        $   10.00
                                                            ---------        ---------        ---------        ---------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                    (0.03)           (0.02)           (0.05)           (0.06)
Net realized and unrealized gains (losses) on investments       (5.08)            1.14            (5.08)            1.15
                                                            ---------        ---------        ---------        ---------
    Total investment activities                                 (5.11)            1.12            (5.13)            1.09
                                                            ---------        ---------        ---------        ---------
DISTRIBUTIONS:
Net realized gains                                              (0.63)               -            (0.63)               -
                                                            ---------        ---------        ---------        ---------
    Total distributions                                         (0.63)               -            (0.63)               -
                                                            ---------        ---------        ---------        ---------
Net increase (decrease) in net asset value                      (5.74)            1.12            (5.76)            1.09
                                                            ---------        ---------        ---------        ---------
NET ASSET VALUE END OF PERIOD                               $    5.38        $   11.12        $    5.33        $   11.09
                                                            =========        =========        =========        =========

     Total Return (excluding sales charge)                     (47.72%)(c)       11.20%(c)       (48.04%)(c)       10.90%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                           $   2,806        $   4,602        $   1,497        $   2,275
Ratio of expenses to average net assets                          1.73%(d)         1.73%(d)         2.33%(d)         2.33%(d)
Ratio of net investment income to average net assets            (0.91%)(d)       (1.07%)(d)       (1.53%)(d)       (1.69%)(d)
Ratio of expenses to average net assets*                         4.86%(d)         4.43%(d)         5.65%(d)         5.18%(d)
Portfolio turnover**                                           559.26%          149.08%          559.26%          149.08%
----------------------------------------------------------------------------------------------------------------------------


                                                                         CLASS C SHARES     INSTITUTIONAL SERVICE CLASS SHARES
                                                                                             SIX MONTHS
                                                                          PERIOD ENDED            ENDED
                                                                              APRIL 30,        APRIL 30,    PERIOD ENDED
                                                                                2001(b)             2001      OCTOBER 31,
                                                                            (UNAUDITED)      (UNAUDITED)          2000(a)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF YEAR                                              $  5.37          $ 11.12        $   10.00
                                                                               -------          -------        ---------
 INVESTMENT ACTIVITIES:
 Net investment income (loss)                                                        -            (0.02)           (0.03)
 Net realized and unrealized gains (losses) on investments                       (0.02)           (5.08)            1.15
                                                                               -------          -------        ---------
     Total investment activities                                                 (0.02)           (5.10)            1.12
                                                                               -------          -------        ---------
 DISTRIBUTIONS:
 Net realized gains                                                                  -            (0.63)               -
                                                                               -------          -------        ---------
     Total distributions                                                             -            (0.63)               -
                                                                               -------          -------        ---------
 Net increase (decrease) in net asset value                                      (0.02)           (5.73)            1.12
                                                                               -------          -------        ---------
NET ASSET VALUE END OF PERIOD                                                  $  5.35          $  5.39        $   11.12
                                                                               =======          =======        =========

     Total Return (excluding sales charge)                                       (0.37%)(c)      (47.67%)(c)       11.20%(c)
 RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period (000)                                             $     2          $   971        $   1,854
 Ratio of expenses to average net assets                                          2.30%(d)         1.40%(d)         1.40%(d)
 Ratio of net investment income to average net assets                            (2.18%)(d)       (0.55%)(d)       (0.76%)(d)
 Ratio of expenses to average net assets*                                         8.70%(d)         4.35%(d)         4.17%(d)
 Portfolio turnover**                                                           559.26%          559.26%          149.08%
----------------------------------------------------------------------------------------------------------------------------

 * DURING THE PERIOD CERTAIN FEES WERE WAIVED AND/OR REIMBURSED. IF SUCH WAIVERS/REIMBURSEMENTS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a) FOR THE PERIOD FROM JUNE 30, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.
(b) FOR THE PERIOD FROM MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001.
(c)  NOT ANNUALIZED.
(d)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

30  N A T I O N W I D E

                                                                       [PICTURE]

FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------
          SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING


                                                                             CLASS A SHARES                 CLASS B SHARES
                                                                        SIX MONTHS                     SIX MONTHS
                                                                             ENDED                          ENDED
   GARTMORE EMERGING MARKETS FUND                                        APRIL 30,    PERIOD ENDED       APRIL 30,    PERIOD ENDED
                                                                              2001     OCTOBER 31,            2001     OCTOBER 31,
                                                                        (UNAUDITED)        2000(a)     (UNAUDITED)         2000(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF PERIOD                             $    8.11        $   10.00       $     8.10        $   10.00
                                                                ---------        ---------       ----------        ---------

INVESTMENT ACTIVITIES:
Net investment income (loss)                                           --            (0.01)           (0.02)           (0.01)
Net realized and unrealized gains (losses) on investments           (0.55)           (1.87)           (0.54)           (1.88)
                                                                ---------        ---------       ----------        ---------
     Total investment activities                                    (0.55)           (1.88)           (0.56)           (1.89)
                                                                ---------        ---------       ----------        ---------

DISTRIBUTIONS:
In excess of net investment income                                     --            (0.01)              --            (0.01)
                                                                ---------        ---------       ----------        ---------
     Total distributions                                               --            (0.01)              --            (0.01)
                                                                ---------        ---------       ----------        ---------
Net increase (decrease) in net asset value                          (0.55)           (1.89)           (0.56)           (1.90)
                                                                ---------        ---------       ----------        ---------
NET ASSET VALUE END OF PERIOD                                   $    7.56        $    8.11       $     7.54        $    8.10
                                                                =========        =========       ==========        =========
     Total Return (excluding sales charge)                          (6.78%)(c)      (18.90%)(c)       (6.91%)(c)      (19.00%)(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                              $    1,335        $   1,366       $    1,459        $   1,353
Ratio of expenses to average net assets                              2.15% (d)        2.15% (d)        2.75% (d)        2.75% (d)
Ratio of net investment income to average net assets                (0.02%)(d)       (0.35%)(d)       (0.59%)(d)       (0.95%)(d)
Ratio of expenses to average net assets*                             5.40% (d)        7.24% (d)        6.15% (d)        7.96% (d)
Portfolio turnover**                                                47.71%           10.88%           47.71%           10.88%
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                                           CLASS C SHARES    INSTITUTIONAL SERVICE CLASS SHARES
                                                                                                 SIX MONTHS
                                                                             PERIOD ENDED             ENDED
                                                                                APRIL 30,         APRIL 30,      PERIOD ENDED
                                                                                  2001(b)              2001       OCTOBER 31,
                                                                              (UNAUDITED)       (UNAUDITED)           2000(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF PERIOD                                        $    7.57          $    8.11          $   10.00
                                                                           ---------          ---------          ---------

INVESTMENT ACTIVITIES:
Net investment income (loss)                                                    0.05               0.01                 --
Net realized and unrealized gains (losses) on investments                      (0.05)             (0.54)             (1.88)
                                                                           ---------          ---------          ---------
    Total investment activities                                                   --              (0.53)             (1.88)
                                                                           ---------          ---------          ---------

DISTRIBUTIONS:
In excess of net investment income                                                --                 --              (0.01)
                                                                           ---------          ---------          ---------
    Total distributions                                                           --                 --              (0.01)
                                                                           ---------          ---------          ---------
Net increase (decrease) in net asset value                                        --              (0.53)             (1.89)
                                                                           ---------          ---------          ---------
NET ASSET VALUE END OF PERIOD                                              $    7.57          $    7.58          $    8.11
                                                                           =========          =========          =========

    Total Return (excluding sales charge)                                       0.00%(c)          (6.54%)(c)        (18.90%)(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                                          $       0          $   1,266          $   1,354
Ratio of expenses to average net assets                                         2.75%(d)           1.82% (d)          1.82% (d)
Ratio of net investment income to average net assets                            4.02%(d)           0.29% (d)         (0.02%)(d)
Ratio of expenses to average net assets*                                        2.75%(d)           5.11% (d)          6.95% (d)
Portfolio turnover**                                                           47.71%             47.71%             10.88%
-----------------------------------------------------------------------------------------------------------------------------------

 * DURING THE PERIOD CERTAIN FEES WERE WAIVED AND/OR REIMBURSED. IF SUCH WAIVERS/REIMBURSEMENTS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.
** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a) FOR THE PERIOD FROM AUGUST 30, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.
(b) FOR THE PERIOD FROM MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001.
(c)  NOT ANNUALIZED.
(d)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


                                N   A   T   I   O   N   W   I   D   E       3  1


FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------
                SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                                            CLASS A SHARES                 CLASS B SHARES
                                                                        SIX MONTHS                     SIX MONTHS
                                                                             ENDED                          ENDED
   GARTMORE INTERNATIONAL GROWTH FUND                                    APRIL 30,     PERIOD ENDED     APRIL 30,    PERIOD ENDED
                                                                              2001      OCTOBER 31,          2001     OCTOBER 31,
                                                                       (UNAUDITED)          2000(a)   (UNAUDITED)         2000(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF PERIOD                                  $    8.86        $   10.00        $   8.85      $   10.00
                                                                     ---------        ---------        --------      ---------

INVESTMENT ACTIVITIES:
Net investment income (loss)                                             (0.02)              --           (0.05)         (0.01)
Net realized and unrealized gains (losses) on investments                (1.10)           (1.14)          (1.09)         (1.14)
                                                                     ---------        ---------        --------      ---------
     Total investment activities                                         (1.12)           (1.14)          (1.14)         (1.15)
                                                                     ---------        ---------        --------      ---------
Net increase (decrease) in net asset value                               (1.12)           (1.14)          (1.14)         (1.15)
                                                                     ---------        ---------        --------      ---------
NET ASSET VALUE END OF PERIOD                                        $    7.74        $    8.86        $   7.71      $    8.85
                                                                     =========        =========        ========      =========
     Total Return (excluding sales charge)                              (12.64%)(c)      (11.40%)(c)     (12.88%)(c)    (11.50%)(c)

 RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                                    $   2,662        $   2,975        $  2,590      $   2,950
Ratio of expenses to average net assets                                   1.85% (d)        1.85% (d)       2.45% (d)      2.45% (d)
Ratio of net investment income to average net assets                     (0.54%)(d)        0.05% (d)      (1.13%)(d)     (0.54%)(d)
Ratio of expenses to average net assets*                                  3.97% (d)        4.01% (d)       4.72% (d)      4.75% (d)
Portfolio turnover**                                                    104.45%           46.31%         104.45%         46.31%
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                                            CLASS C SHARES  INSTITUTIONAL SERVICE CLASS SHARES
                                                                                                SIX MONTHS
                                                                              PERIOD ENDED           ENDED
                                                                                 APRIL 30,       APRIL 30,     PERIOD ENDED
                                                                                   2001(b)            2001      OCTOBER 31,
                                                                               (UNAUDITED)     (UNAUDITED)          2000(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF PERIOD                                         $   7.72           $   8.86         $   10.00
                                                                            --------           --------         ---------

INVESTMENT ACTIVITIES:
Net investment income (loss)                                                    0.03              (0.01)             0.01
Net realized and unrealized gains (losses) on investments                      (0.02)             (1.09)            (1.15)
                                                                            --------           --------         ---------
     Total investment activities                                                0.01              (1.10)            (1.14)
                                                                            --------           --------         ---------
Net increase (decrease) in net asset value                                      0.01              (1.10)            (1.14)
                                                                            --------           --------         ---------
NET ASSET VALUE END OF PERIOD                                               $   7.73           $   7.76         $    8.86
                                                                            ========           ========         =========
     Total Return (excluding sales charge)                                      0.13%(c)         (12.42%)(c)       (11.40%)(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                                           $      0           $  2,586         $   2,954
Ratio of expenses to average net assets                                         2.45%(d)           1.52% (d)         1.52% (d)
Ratio of net investment income to average net assets                            2.00%(d)          (0.21%)(d)         0.39% (d)
Ratio of expenses to average net assets*                                        2.45%(d)           3.71% (d)         3.75% (d)
Portfolio turnover**                                                          104.45%            104.45%            46.31%
-----------------------------------------------------------------------------------------------------------------------------------


 * DURING THE PERIOD CERTAIN FEES WERE WAIVED AND/OR REIMBURSED. IF SUCH WAIVERS/REIMBURSEMENTS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.
** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a) FOR THE PERIOD FROM AUGUST 30, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.
(b) FOR THE PERIOD FROM MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001.
(c)  NOT ANNUALIZED.
(d)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.



3  2     N  A  T  I  O  N  W  I  D  E

                                                                       [PICTURE]


FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------
          SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                                          CLASS A SHARES                  CLASS B SHARES
                                                                      SIX MONTHS                      SIX MONTHS
                                                                           ENDED                           ENDED
   GARTMORE GLOBAL LEADERS FUND                                        APRIL 30,     PERIOD ENDED      APRIL 30,     PERIOD ENDED
                                                                            2001      OCTOBER 31,           2001      OCTOBER 31,
                                                                     (UNAUDITED)          2000(a)    (UNAUDITED)          2000(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF PERIOD                                  $   9.12        $   10.00       $   9.11        $   10.00
                                                                     --------        ---------       --------        ---------

INVESTMENT ACTIVITIES:
Net investment income (loss)                                            (0.01)              --          (0.03)              --
Net realized and unrealized gains (losses) on investments               (1.36)           (0.88)         (1.36)           (0.89)
                                                                     --------        ---------       --------        ---------
     Total investment activities                                        (1.37)           (0.88)         (1.39)           (0.89)
                                                                     --------        ---------       --------        ---------
Net increase (decrease) in net asset value                              (1.37)           (0.88)         (1.39)           (0.89)
                                                                     --------        ---------       --------        ---------

NET ASSET VALUE END OF PERIOD                                        $   7.75        $    9.12       $   7.72        $    9.11
                                                                     ========        =========       ========        =========
     Total Return (excluding sales charge)                             (15.02%)(c)       (8.80%)(c)    (15.26%)(c)       (8.90%)(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                                    $  1,338        $   1,542       $  1,292        $   1,519
Ratio of expenses to average net assets                                  1.75% (d)        1.68% (d)      2.35% (d)        2.26% (d)
Ratio of net investment income to average net assets                    (0.13%)(d)        0.05% (d)     (0.73%)(d)       (0.53%)(d)
Ratio of expenses to average net assets*                                 5.41% (d)        6.74% (d)      6.17% (d)        7.47% (d)
Portfolio turnover**                                                    17.25%           21.59%         17.25%           21.59%
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                                     CLASS C SHARES    INSTITUTIONAL SERVICE CLASS SHARES
                                                                                           SIX MONTHS
                                                                     PERIOD ENDED               ENDED
                                                                        APRIL 30,           APRIL 30,      PERIOD ENDED
                                                                          2001(b)                2001       OCTOBER 31,
                                                                      (UNAUDITED)         (UNAUDITED)           2000(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF PERIOD                                  $    7.77            $    9.12         $   10.00
                                                                     ---------            ---------         ---------

INVESTMENT ACTIVITIES:
Net investment income (loss)                                              0.04                 0.01              0.01
Net realized and unrealized gains (losses) on investments                (0.07)               (1.36)            (0.89)
                                                                     ---------            ---------         ---------
    Total investment activities                                          (0.03)               (1.35)            (0.88)
                                                                     ---------            ---------         ---------
Net increase (decrease) in net asset value                               (0.03)               (1.35)            (0.88)
                                                                     ---------            ---------         ---------
NET ASSET VALUE END OF PERIOD                                        $    7.74            $    7.77         $    9.12
                                                                     =========            =========         =========
    Total Return (excluding sales charge)                                (0.39%)(c)          (14.80%)(c)        (8.80%)(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                                    $       0            $   1,295         $   1,521
Ratio of expenses to average net assets                                   2.35% (d)            1.42% (d)         1.36% (d)
Ratio of net investment income to average net assets                      3.02% (d)            0.20% (d)         0.37% (d)
Ratio of expenses to average net assets*                                  2.35% (d)            5.16% (d)         6.45% (d)
Portfolio turnover**                                                     17.25%               17.25%            21.59%
-----------------------------------------------------------------------------------------------------------------------------------

 * DURING THE PERIOD CERTAIN FEES WERE WAIVED AND/OR REIMBURSED. IF SUCH WAIVERS/REIMBURSEMENTS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.
** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a) FOR THE PERIOD FROM AUGUST 30, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.
(b) FOR THE PERIOD FROM MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001.
(c)  NOT ANNUALIZED.
(d)  ANNUALIZED.


SEE NOTES TO FINANCIAL STATEMENTS.

                                N   A   T   I   O   N   W   I   D   E       3  3


FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------
          SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                               CLASS A SHARES   CLASS B SHARES   CLASS C SHARES   INSTITUTIONAL     INSTITUTIONAL
                                                                                                     SERVICE         CLASS SHARES
                                                                                                   CLASS SHARES
                                                 PERIOD ENDED     PERIOD ENDED     PERIOD ENDED    PERIOD ENDED      PERIOD ENDED
   GARTMORE INTERNATIONAL SMALL                     APRIL 30,        APRIL 30,        APRIL 30,       APRIL 30,         APRIL 30,
   CAP GROWTH FUND                                    2001(a)          2001(a)          2001(b)         2001(a)           2001(a)
                                                  (UNAUDITED)      (UNAUDITED)      (UNAUDITED)     (UNAUDITED)       (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF YEAR               $    10.00       $    10.00        $   9.45         $   10.00        $   10.00
                                                ----------       ----------        --------         ---------        ---------

INVESTMENT ACTIVITIES:
Net investment income (loss)                         (0.01)           (0.03)             --                --             0.01
Net realized and unrealized gains
  (losses) on investments                            (1.02)           (1.02)          (0.49)            (1.02)           (1.02)
                                                ----------       ----------        --------         ---------        ---------
     Total investment activities                     (1.03)           (1.05)          (0.49)            (1.02)           (1.01)
                                                ----------       ----------        --------         ---------        ---------
Net increase (decrease) in net
  asset value                                        (1.03)           (1.05)          (0.49)            (1.02)           (1.01)
                                                ----------       ----------        --------         ---------        ---------
NET ASSET VALUE END OF PERIOD                   $     8.97       $     8.95        $   8.96         $    8.98        $    8.99
                                                ==========       ==========        ========         =========        =========

     Total Return (excluding
       sales charge)                                (10.30%)(c)      (10.50%)(c)      (5.19%)(c)       (10.20%)(c)      (10.10%)(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)               $    1,124       $    1,124        $      1         $   1,123        $   1,124
Ratio of expenses to average
  net assets                                          1.85% (d)        2.45% (d)       2.32% (d)         1.52%(d)         1.37%(d)
Ratio of net investment income to
  average net assets                                 (0.26%)(d)       (0.86%)(d)      (1.32%)(d)         0.07%(d)         0.22%(d)
Ratio of expenses to average
  net assets*                                         5.36% (d)        6.12% (d)       5.85% (d)         5.10%(d)         5.10%(d)
Portfolio turnover**                                 43.72%           43.72%          43.72%            43.72%           43.72%
-----------------------------------------------------------------------------------------------------------------------------------

 * DURING THE PERIOD CERTAIN FEES WERE WAIVED AND/OR REIMBURSED. IF SUCH WAIVERS/REIMBURSEMENTS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.
** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a) FOR THE PERIOD FROM DECEMBER 21, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001.
(b) FOR THE PERIOD FROM MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001.
(c)  NOT ANNUALIZED.
(d)  ANNUALIZED.


SEE NOTES TO FINANCIAL STATEMENTS.


3  4     N  A  T  I  O  N  W  I  D  E

                                                                       [PICTURE]

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001

1.   ORGANIZATION

Nationwide Mutual Funds ("NMF" or the "Trust") is an open-end management investment company. NMF was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 31, 1997, as subsequently amended, and is registered under the Investment Company Act of 1940, as amended. The Trust operates thirty-five separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually the "Fund", collectively the "Funds").

- Gartmore Global Technology and Communications Fund (Global Technology and Communications)

-    Gartmore Emerging Markets Fund (Emerging Markets)

-    Gartmore International Growth Fund (International Growth)

-    Gartmore Global Leaders Fund (Global Leaders)

-    Gartmore International Small Cap Growth Fund (International Small Cap
     Growth)

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)  SECURITY VALUATION

Equity securities traded on a national securities exchange are valued at the last quoted sale price as provided by an independent pricing agent. Securities traded in the over-the-counter (OTC) market are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price as provided by an independent pricing agent.

Bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds' Board of Trustees. If the pricing agent is unable to obtain a readily available market quotation, the security is priced at fair value, under procedures approved by the Funds' Board of Trustees. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

(b)  REPURCHASE AGREEMENTS

The Funds may acquire repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of the collateral held pursuant to the agreement, at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian, or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

(c)  FOREIGN CURRENCY TRANSACTIONS

Fluctuations in the value of investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain or loss from investments.

Net realized gains or losses arise from sales of foreign currencies, security transactions, the difference between the amounts of purchases and sales of securities, and the difference between income receipts and expense payments recorded on the Fund's books in the U.S. dollar equivalent of amounts actually received or paid. Net continued unrealized gains or losses arise from accounting records denominated in foreign currencies and then translated into U.S. dollars.

(d)  FORWARD FOREIGN CURRENCY TRANSACTIONS

The Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Funds could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)  FUTURES

The Funds may invest in financial futures contracts for the purpose of hedging their existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, these Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin", are made each day, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the daily variation margin is recognized on a daily basis.


                  CONTINUED                N  A  T  I  O  N  W  I  D  E     3  5

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001


Futures contracts may also be entered into for non-hedging purposes. A "sale" of futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A "purchase" of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

(f)  SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(g)  FEDERAL INCOME TAXES

Each Fund's policy is to qualify or continue to qualify as a regulated investment company under the Internal Revenue Code, and to distribute substantially all taxable income, if any, to its shareholders. Therefore no provision has been made for federal income taxes as it is the intention of the Funds to continue such qualification. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders and will be retained by the applicable Fund. Withholding taxes have been paid or provided for in accordance with the applicable tax rates and rules.

(h)  DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and paid quarterly and is recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e. reclassification of market discounts, gain/loss, pay downs, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the respective Funds.

(i)  EXPENSES

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class.



3  6       N  A  T  I  O  N  W  I  D  E          CONTINUED

                                                                       [PICTURE]


NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001


(j)  CAPITAL SHARE TRANSACTIONS

Transactions in capital shares of the Funds were as follows:


                                               GLOBAL TECHNOLOGY AND COMMUNICATIONS                 EMERGING MARKETS
                                              -------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED          PERIOD ENDED        SIX MONTHS ENDED          PERIOD ENDED
                                                APRIL 30, 2001  OCTOBER 31, 2000 (a)          APRIL 30, 2001  OCTOBER 31, 2000 (b)
CAPITAL TRANSACTIONS:                              (UNAUDITED)                                   (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
  Proceeds from shares issued                 $ 1,865,268            $ 4,666,972            $    86,042            $ 1,692,224
  Dividends reinvested                            295,693                     --                     --                  1,612
  Cost of shares redeemed                      (1,157,838)               (81,963)               (21,569)               (10,196)
                                              -----------            -----------            -----------            -----------
                                                1,003,123              4,585,009                 64,473              1,683,640
                                              -----------            -----------            -----------            -----------

CLASS B SHARES
  Proceeds from shares issued                     494,659              2,132,894                237,597              1,667,917
  Dividends reinvested                            144,754                     --                     --                    962
  Cost of shares redeemed                         (44,003)                  (500)               (47,147)                    --
                                              -----------            -----------            -----------            -----------
                                                  595,410              2,132,394                190,450              1,668,879
                                              -----------            -----------            -----------            -----------

CLASS C SHARES
  Proceeds from shares issued                       1,754(c)                  --                     25(c)                  --
                                              -----------            -----------            -----------            -----------
                                                    1,754                     --                     25                     --
                                              -----------            -----------            -----------            -----------

INSTITUTIONAL SERVICE CLASS SHARES
  Proceeds from shares issued                          --              1,669,896                     --              1,666,667
  Dividends reinvested                            108,556                     --                     --                  1,970
                                              -----------            -----------            -----------            -----------
                                                  108,556              1,669,896                     --              1,668,637
                                              -----------            -----------            -----------            -----------
Change in net assets from capital
  transactions                                $ 1,708,843            $ 8,387,299            $   254,948            $ 5,021,156
                                              ===========            ===========            ===========            ===========
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                           SIX MONTHS ENDED            PERIOD ENDED        SIX MONTHS ENDED          PERIOD ENDED
                                             APRIL 30, 2001    OCTOBER 31, 2000 (a)          APRIL 30, 2001  OCTOBER 31, 2000 (b)
SHARE TRANSACTIONS:                             (UNAUDITED)                                     (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
  Issued                                       225,124                  420,496                  11,088               169,673
  Reinvested                                    37,147                       --                      --                   184
  Redeemed                                    (154,748)                  (6,489)                 (2,980)               (1,317)
                                              --------                  -------                  ------               -------
                                               107,523                  414,007                   8,108               168,540
                                              --------                  -------                  ------               -------

CLASS B SHARES
  Issued                                        63,613                  205,202                  32,263               166,824
  Reinvested                                    18,277                       --                      --                   110
  Redeemed                                      (6,258)                     (40)                 (5,667)                   --
                                              --------                  -------                  ------               -------
                                                75,632                  205,162                  26,596               166,934
                                              --------                  -------                  ------               -------

CLASS C SHARES
  Issued                                           348(c)                    --                       3(c)                 --
                                              --------                  -------                  ------               -------
                                                   348                       --                       3                    --
                                              --------                  -------                  ------               -------

INSTITUTIONAL SERVICE CLASS SHARES
  Issued                                            --                  166,667                      --               166,667
  Reinvested                                    13,275                       --                      --                   224
                                              --------                  -------                  ------               -------
                                                13,275                  166,667                      --               166,891
                                              --------                  -------                  ------               -------
Total change in shares                         196,778                  785,836                  34,707               502,365
                                              ========                  =======                  ======               =======
-----------------------------------------------------------------------------------------------------------------------------------

(a) FOR THE PERIOD FROM JUNE 30, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.
(b) FOR THE PERIOD FROM AUGUST 30, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.
(c) FOR THE PERIOD FROM MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001.



                CONTINUED       N   A   T   I   O   N   W   I   D   E       3  7


NOTES TO FINANCIAL STATEMENTS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001


                                                       INTERNATIONAL GROWTH                            GLOBAL LEADERS
                                              -------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED          PERIOD ENDED        SIX MONTHS ENDED          PERIOD ENDED
                                                APRIL 30, 2001  OCTOBER 31, 2000 (a)          APRIL 30, 2001  OCTOBER 31, 2000 (a)
CAPITAL TRANSACTIONS:                              (UNAUDITED)                                   (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
  Proceeds from shares issued                 $     80,428             $  3,370,256            $     26,500           $  1,688,666
  Cost of shares redeemed                          (13,053)                 (13,510)                     --                     --
                                              ------------             ------------            ------------           ------------
                                                    67,375                3,356,746                  26,500              1,688,666
                                              ------------             ------------            ------------           ------------
CLASS B SHARES
  Proceeds from shares issued                       21,564                3,334,333                   4,270              1,667,667
                                              ------------             ------------            ------------           ------------
                                                    21,564                3,334,333                   4,270              1,667,667
                                              ------------             ------------            ------------           ------------
CLASS C SHARES
  Proceeds from shares issued                           25(b)                    --                      25(b)                  --
                                              ------------             ------------            ------------           ------------
                                                        25                       --                      25                     --
                                              ------------             ------------            ------------           ------------
INSTITUTIONAL SERVICE CLASS SHARES
  Proceeds from shares issued                           --                3,333,334                      --              1,666,667
                                              ------------             ------------            ------------           ------------
                                                        --                3,333,334                      --              1,666,667
                                              ------------             ------------            ------------           ------------
Change in net assets from capital
  transactions                                $     88,964             $ 10,024,413            $     30,795           $  5,023,000
                                              ============             ============            ============           ============

-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED            PERIOD ENDED       SIX MONTHS ENDED           PERIOD ENDED
                                               APRIL 30, 2001    OCTOBER 31, 2000 (a)         APRIL 30, 2001   OCTOBER 31, 2000 (a)
SHARE TRANSACTIONS:                               (UNAUDITED)                                    (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
  Issued                                         9,649                     337,467                3,493                 169,084
  Redeemed                                      (1,636)                     (1,558)                  --                      --
                                                ------                   ---------                -----                 -------
                                                 8,013                     335,909                3,493                 169,084
                                                ------                   ---------                -----                 -------
CLASS B SHARES
  Issued                                         2,609                     333,447                  562                 166,781
                                                ------                   ---------                -----                 -------
                                                 2,609                     333,447                  562                 166,781
                                                ------                   ---------                -----                 -------
CLASS C SHARES
  Issued                                             3(b)                       --                    3(b)                   --
                                                ------                   ---------                -----                 -------
                                                     3                          --                    3                      --
                                                ------                   ---------                -----                 -------
INSTITUTIONAL SERVICE CLASS SHARES
  Issued                                            --                     333,333                   --                 166,667
                                                ------                   ---------                -----                 -------
                                                    --                     333,333                   --                 166,667
                                                ------                   ---------                -----                 -------
Total change in shares                          10,625                   1,002,689                4,058                 502,532
                                                ======                   =========                =====                 =======

-----------------------------------------------------------------------------------------------------------------------------------

(a) FOR THE PERIOD FROM AUGUST 30, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.
(b) FOR THE PERIOD FROM MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001.



3  8       N  A  T  I  O  N  W  I  D  E          continued

                                                                       [PICTURE]


NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001



                                                                  INTERNATIONAL
                                                               SMALL CAP GROWTH
                                                             ------------------
                                                                   PERIOD ENDED
                                                             APRIL 30, 2001 (a)
CAPITAL TRANSACTIONS:                                               (UNAUDITED)
--------------------------------------------------------------------------------
  CLASS A SHARES
    Proceeds from shares issued                                   $1,252,283
                                                                 -----------
                                                                   1,252,283
                                                                 -----------

  CLASS B SHARES
    Proceeds from shares issued                                    1,254,960
                                                                 -----------
                                                                   1,254,960
  CLASS C SHARES
    Proceeds from shares issued                                          520(b)
                                                                 -----------
                                                                         520
                                                                 -----------

  INSTITUTIONAL SERVICE CLASS SHARES
    Proceeds from shares issued                                    1,250,000
                                                                 -----------
                                                                   1,250,000
                                                                 -----------

  INSTITUTIONAL CLASS SHARES
    Proceeds from shares issued                                    1,250,000
                                                                 -----------
                                                                   1,250,000
                                                                 -----------
  Change in net assets from capital transactions                  $5,007,763
                                                                 ===========
--------------------------------------------------------------------------------
                                                                   PERIOD ENDED
                                                             APRIL 30, 2001 (a)
SHARE TRANSACTIONS:                                                 (UNAUDITED)
--------------------------------------------------------------------------------
  CLASS A SHARES
    Issued                                                           125,267
                                                                 -----------
                                                                     125,267
                                                                 -----------

  CLASS B SHARES
    Issued                                                           125,564
                                                                 -----------
                                                                     125,564
                                                                 -----------

  CLASS C SHARES
    Issued                                                                59(b)
                                                                 -----------
                                                                          59
                                                                 -----------

  INSTITUTIONAL SERVICE CLASS SHARES
    Issued                                                           125,000
                                                                 -----------
                                                                     125,000
                                                                 -----------

  INSTITUTIONAL CLASS SHARES
    Issued                                                           125,000
                                                                 -----------
                                                                     125,000
                                                                 -----------
  Total change in shares                                             500,890
                                                                 ===========
--------------------------------------------------------------------------------

(a) FOR THE PERIOD FROM DECEMBER 21, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001.
(b) FOR THE PERIOD FROM MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001.



                CONTINUED       N   A   T   I   O   N   W   I   D   E       3  9

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001


3.   TRANSACTION WITH AFFILIATES

Under the terms of an Investment Advisory Agreement, Villanova Mutual Fund Capital Trust ("VMF") manages the investment of the assets and supervises the daily business affairs of the Global Technology and Communications Fund and Villanova Global Asset Management Trust ("VGAMT") provides these services to the remaining Funds. VGAMT also provides investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of the subadviser for the Funds it advises. The subadviser as listed below manages each Fund's investments and has the responsibility for making all investment decisions for the applicable Funds. Under the terms of the Investment Advisory Agreement, each Fund pays VMF or VGAMT, as applicable, an investment advisory fee based on each Fund's average daily net assets. From such fees, pursuant to the subadvisory agreement, VGAMT pays fees to the subadviser.

Additional information regarding investment advisory fees for VMF, VGAMT and the subadvisory fees is as follows for the period ended April 30, 2001:

                                                                          FEE    TOTAL        FEES       PAID TO
         FUND (SUBADVISER)                                           SCHEDULE     FEES    RETAINED    SUBADVISER
---------------------------------------------------------------------------------------------------------------------
Global Technology and Communications                               All Assets     0.98%      0.98%           N/A
---------------------------------------------------------------------------------------------------------------------
Emerging Markets
 (Gartmore Global Partners)*                                       All Assets     1.15%     0.575%        0.575%
---------------------------------------------------------------------------------------------------------------------
International Growth
 (Gartmore Global Partners)*                                       All Assets     1.00%      0.50%         0.50%
---------------------------------------------------------------------------------------------------------------------
Global Leaders
 (Gartmore Global Partners)*                                       All Assets     1.00%      0.50%         0.50%
---------------------------------------------------------------------------------------------------------------------
International Small Cap Growth
 (Gartmore Global Partners)*                                       All Assets     1.10%      0.55%         0.55%
---------------------------------------------------------------------------------------------------------------------

*AFFILIATE OF VMF.

VMF and VGAMT have entered into Expense Limitation Agreements with the Trust on behalf of each Fund they advise. Pursuant to the applicable Expense Limitation Agreement, VMF and VGAMT have agreed to waive fees or otherwise reimburse expenses of each Fund in order to limit annual Fund operating expenses at or below stated expense caps. The following table illustrates the stated expense caps for each class of shares for the period ended April 30, 2001:


                                                                           EXPENSE CAPS
                                     -----------------------------------------------------------------------------------------------
                                                                                          INSTITUTIONAL SERVICE     INSTITUTIONAL
      FUND                           CLASS A SHARES    CLASS B SHARES    CLASS C SHARES        CLASS SHARES          CLASS SHARES
------------------------------------------------------------------------------------------------------------------------------------
Global Technology and
   Communications                        1.73%            2.33%             2.33%                 1.40%                   N/A
Emerging Markets                         2.15%            2.75%             2.75%                 1.82%                   N/A
International Growth                     1.85%            2.45%             2.45%                 1.52%                   N/A
Global Leaders                           1.75%            2.35%             2.35%                 1.42%                   N/A
International Small Cap Growth           1.85%            2.45%             2.45%                 1.52%                 1.37%




4  0       N  A  T  I  O  N  W  I  D  E          CONTINUED

NOTES TO FINANCIAL STATEMENTS CONTINUED                            [PHOTO]
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001

     VMF or VGAMT may request and receive reimbursement from a Fund of the advisory fees waived or limited and other expenses reimbursed by them pursuant to the Expense Limitation Agreement at a later date not to exceed five fiscal years from commencement of operations if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is less than the limit set forth above; and
     (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by VMF or VGAMT is not permitted. As of the period ended April 30, 2001, the cumulative reimbursements were $157,843, $105,296, $124,787, $117,182, and $61,524 for the Global Technology and Communications, Emerging Markets, International Growth, Global Leaders and International Small Cap Growth Funds, respectively.

     Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Advisory Services, Inc. ("NAS"), the Funds' Distributor, is compensated by the Funds for expenses associated with the distribution of Class A , Class B and Class C shares of the Funds. These fees are based on average daily net assets of the respective class of the Funds at an annual rate not to exceed 0.25% for Class A shares and 1.00% for Class B and Class C shares. As disclosed in a Subsequent Event footnote in the Annual Report dated October 31, 2000, the Board of Trustees approved a change in the principal underwriter of the Trust from NAS to Villanova Distribution Services, Inc. As of April 30, 2001 the change in underwriter has not occurred.

     Pursuant to an Underwriting Agreement, NAS serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on the Class A and Class C shares. Such fees are deducted from and are not included in proceeds from sales of Class A and Class C shares. From such fees, NAS pays sales commissions, salaries, and other expenses in connection with generating new sales of Class A and Class C shares of the Funds. NAS also receives fees for services as principal underwriter for Class B shares of the Funds. Such fees are contingent deferred sales charges (CDSCs) ranging from 1% to 5% imposed on redemptions of Class B shares which may cause the current value of a shareholder's account to fall below the total purchase payments. The CDSC, if applicable, will be imposed on redemptions made within 6 years of the purchase. In addition, Class C shares also have a CDSC of 1% imposed on redemptions of Class C shares made within 1 year of purchase. For the six months ended April 30, 2001, NAS received commissions of $51,249 from front-end sales charges of Class A and Class C shares and from CDSC fees from Class B and Class C shares of the Funds, of which $37,743 was reallowed to affiliated broker dealers of the Funds.

     Under the terms of a Fund Administration Agreement, Villanova SA Capital Trust ("VSA") receives fees from the Funds for providing various administrative and accounting services. These fees are calculated daily based on the Funds' average daily net assets and paid monthly. During the period ended April 30, 2001, the Funds incurred fund administration fees according to the following schedule:

                               FUND ADMINISTRATION
                                  FEE SCHEDULE*
            --------------------------------------------------------
                         Up to $250 million     0.07%
                   On the next $750 million     0.05%
                     On $1 billion and more     0.04%

     * The Fund Administration fee is subject to a minimum of $75,000 per Fund per year.

     VSA has entered into an agreement with BISYS Fund Services Ohio, Inc. to provide subadministration services to the Funds.

     Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, serves as Transfer and Dividend Disbursing Agent for the Funds. For these services, NISI received fees at $20 per account for Class A, Class B and Class C shares and 0.01% of the average daily net assets of the Institutional Service Class shares and Institutional class of the International Small Cap Growth Fund.

     NISI has entered into agreements with BISYS Fund Services Ohio, Inc., to provide sub-transfer agency services to the Funds.

     Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers including Nationwide Financial Services (NFS), and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquires regarding the Fund, and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Class A and Institutional Service Class of shares. During the period ended April 30, 2001, the Global Technology and Communications Fund was the only Fund to pay administrative servicing fees.

                                  CONTINUED             N A T I O N W I D E  41

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001

    4. BANK LOANS

     NMF currently has an unsecured bank line of credit of $50,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. These interest costs are included in custodian fees in the Statements of Operations. No compensating balances are required under the terms of the agreement. The Funds had no outstanding borrowings as of April 30, 2001.

    5. INVESTMENT TRANSACTIONS

     Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 2001, are summarized as follows:

      FUND                                      PURCHASES          SALES
--------------------------------------------------------------------------------
      Global Technology and Communications     $32,433,080     $30,746,905
      Emerging Markets                           2,088,845       1,804,019
      International Growth                       8,178,600       8,466,173
      Global Leaders                               807,036         655,802
      International Small Cap Growth             6,802,418       1,964,692
--------------------------------------------------------------------------------

    6. SUBSEQUENT EVENT

     Effective June 18, 2001, the Funds will assess a 2.00% redemption/exchange fee on all Class A, Class B and Class C shares that are purchased after June 18, 2001, and are sold within 90 days of purchase.

42  N A T I O N W I D E

NOTES
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                                                         N A T I O N W I D E  43

NOTES
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44  N A T I O N W I D E

OFFICERS
Joseph J. Gasper - Chairman
Kevin S. Crossett - Secretary
Elizabeth A. Davin - Assistant Secretary
Alaina V. Metz - Assistant Secretary
Zita A. Resurreccion - Assistant Secretary
Michael A. Krulikowski - Assistant Secretary
Dina A. Tantra - Assistant Secretary
Gerald J. Holland - Treasurer
William J. Baltrus - Assistant Treasurer
Laurice A. Frysinger - Assistant Treasurer
Edwin P. McCausland - Assistant Treasurer
Bryan C. Haft - Assistant Treasurer
Mark R. Thresher - Assistant Treasurer

INVESTMENT ADVISOR
Villanova Mutual Fund Capital Trust
1200 River Road
Conshohocken, Pennsylvania 19428

TRANSFER AGENT
Nationwide Investor Services, Inc.
P.O. Box 1492
Columbus, Ohio 43216-1492

CUSTODIAN
The Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263-0001

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103

INDEPENDENT AUDITOR
KPMG LLP
Two Nationwide Plaza
Columbus, Ohio 43215-2537

DISTRIBUTOR
Nationwide Advisory Services, Inc.
P.O. Box 1492
Columbus, Ohio 43216-1492

TRUSTEES
Joseph J. Gasper
Chairman
Columbus, Ohio

Charles E. Allen
Detroit, Michigan

Paula H.J. Cholmondeley
Boston, Massachusetts

C. Brent DeVore
Westerville, Ohio

Robert M. Duncan
Columbus, Ohio

Barbara Hennigar
Aurora, Colorado

Paul J. Hondros
Conshohocken, Pennsylvania

Thomas J. Kerr, IV
Westerville, Ohio

Douglas F. Kridler
Columbus, Ohio

Arden L. Shisler
Dalton, Ohio

David C. Wetmore
Reston, Virginia

[PHOTO]   2001

  A FOUNDATION OF STRONG PRINCIPLES

  We built Villanova Capital on four core values:
- CLIENT FOCUS. As the stewards of our clients' assets, we must deliver on our promise to manage their assets in a manner consistent with their objectives. Thus, a growth portfolio must concentrate on growth only, just as a value or core portfolio must adhere strictly to its mandate.
- PEOPLE. We must attract and retain talented and committed professionals, and we must provide them with the best research and technology tools available to do their jobs well.
- PERFORMANCE. We must strive to produce competitive risk-adjusted results for our investors and work to ensure that our funds follow consistent, well-articulated and repeatable investment processes.
- INTEGRITY. We must uphold our pledge to maintain the highest level of integrity in all aspects of our business.

This report is for the information of shareholders of the Nationwide Family of Funds. For more complete information regarding any of the mutual funds within the Nationwide Family of Funds, including all sales charges and expenses, please ask your representative for a prospectus. Please read it carefully before you invest or send any money.

Nationwide is a registered Federal Service mark of the Nationwide Mutual Insurance Company.

A HEADQUARTERS RICH IN HISTORY, RENOVATED FOR THE 21ST CENTURY
   Photographs of Villanova Capital's Pennsylvania headquarters are found throughout this report.
   Villanova Capital is based in historic River Park, some 15 miles west of central Philadelphia, on the banks of the Schuylkill River.
   We occupy three buildings in River Park, which, as recently as ten years ago, was the site of a working paper mill. The site's original mill was built in 1746 with financial assistance from Benjamin Franklin, who used paper from the mill to print currency for the 13 colonies during the American Revolution.
   We worked closely with the property's developer to create a financial services center for the new millennium, while protecting the masonry and beams of the two-centuries-old buildings.


General Account Service and Exchanges:
1-800-848-0920


Fund Information
24 Hours a Day, 7 Days a Week:
1-800-637-0012


www.nationwidefunds.com



NATIONWIDE(R) FAMILY OF FUNDS -- offered by Villanova Capital through
                                 Nationwide Advisory Services



[PHOTO]


[NATIONWIDE LOGO]
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                                                       U.S. POSTAGE
                                                           PAID
                                                       CLEVELAND, OH
                                                      PERMIT NO. 1702


P.O. Box 1492
Columbus, Ohio  43216-1492

April 2001
Semi-Annual Report



HS-1339-6/01